UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 3.4%
	Consumer Staples — 1.3%
	Food Products — 1.3%
117	AAK AB, (Sweden)	7,587
2,655	Archer-Daniels-Midland Co.	140,317
1,496	Associated British Foods plc, (United Kingdom)	69,423
410	Austevoll Seafood ASA, (Norway)	2,319
162	Bakkafrost P/F, (Faroe Islands)	4,290
10	Barry Callebaut AG, (Switzerland) (a)	11,292
646	Bega Cheese Ltd., (Australia)	2,286
2,784	BRF S.A., (Brazil), ADR	56,265
612	Bunge Ltd.	56,647
54	Calavo Growers, Inc.	2,724
140	Cal-Maine Foods, Inc.	7,937
9,000	China Agri-Industries Holdings Ltd., (Hong Kong)	5,427
5,000	China Yurun Food Group Ltd., (China) (a)	2,334
27	CJ CheilJedang Corp., (South Korea)	9,952
640	Darling Ingredients, Inc. (a)	10,048
11	Emmi AG, (Switzerland) (a)	3,588
2,600	First Resources Ltd., (Singapore)	3,908
164	Fresh Del Monte Produce, Inc.	6,173
730	Glanbia plc, (Ireland)	14,365
25,100	Golden Agri-Resources Ltd., (Singapore)	7,802
693	GrainCorp Ltd., (Australia), Class A	4,956
100	Hokuto Corp., (Japan)	1,913
309	Ingredion, Inc.	25,329
329	Maple Leaf Foods, Inc., (Canada)	6,257
1,226	Marine Harvest ASA, (Norway)	14,087
200	Maruha Nichiro Corp., (Japan)	3,020
1,000	NH Foods Ltd., (Japan)	21,645
1,000	Nichirei Corp., (Japan)	5,578
1,000	Nippon Flour Mills Co., Ltd., (Japan)	5,490
1,200	Nippon Suisan Kaisha Ltd., (Japan)	3,544
283	Pilgrim’s Pride Corp.	7,239
200	Sakata Seed Corp., (Japan)	3,517
201	Salmar ASA, (Norway)	3,250
93	Sanderson Farms, Inc.	7,582
2	Seaboard Corp. (a)	6,860
329	Suedzucker AG, (Germany)	5,139
2,035	Tate & Lyle plc, (United Kingdom)	18,102
400	Toyo Suisan Kaisha Ltd., (Japan)	13,861
1,248	Tyson Foods, Inc., Class A	52,978
4,000	Vitasoy International Holdings Ltd., (Hong Kong)	7,398
10,400	Wilmar International Ltd., (Singapore)	25,878

	Total Consumer Staples	668,307

	Industrials — 0.5%
	Machinery — 0.5%
59	Ag Growth International, Inc., (Canada)	2,484
343	AGCO Corp.	17,418
4,051	CNH Industrial N.V., (United Kingdom)	35,932
1,434	Deere & Co.	134,337
1,000	Iseki & Co., Ltd., (Japan)	1,884
5,000	Kubota Corp., (Japan)	83,137
54	Lindsay Corp.	4,349
120	Titan International, Inc.	1,278

	Total Industrials	280,819

	Materials — 1.6%
	Chemicals — 1.6%
607	Agrium, Inc., (Canada)	63,058
117	American Vanguard Corp.	1,612
55	Auriga Industries A/S, (Denmark), Class B (a)	2,599
205	CF Industries Holdings, Inc.	64,755
6,000	China BlueChemical Ltd., (China), Class H (a)	2,681
216	Intrepid Potash, Inc. (a)	2,510
1,808	Israel Chemicals Ltd., (Israel)	12,928
8	Israel Corp., Ltd. (The), (Israel)	2,856
708	K+S AG, (Germany)	23,099
2,030	Monsanto Co.	237,469
1,337	Mosaic Co. (The)	61,302
200	Nihon Nohyaku Co., Ltd., (Japan)	1,890
864	Nufarm Ltd., (Australia)	5,095
260	PhosAgro OAO, (Russia), Reg. S, GDR	3,445
3,512	Potash Corp. of Saskatchewan, Inc., (Canada)	110,534
186	Scotts Miracle-Gro Co. (The), Class A	11,394
362	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	7,070
384	Syngenta AG, (Switzerland)	174,734
753	Yara International ASA, (Norway)	37,939

	Total Materials	826,970

	Total Common Stocks (Cost $1,513,619)	1,776,096

Exchange Traded Funds — 10.8%
	International Equity — 10.8%
38,223	iShares Global Energy ETF	1,410,046
70,831	iShares Global Infrastructure ETF	3,054,233

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — continued
	International Equity — continued
51,032	iShares MSCI Global Metals & Mining Producers ETF	787,934
18,209	Market Vectors Gold Miners ETF	356,532

	Total Exchange Traded Funds (Cost $5,176,250)	5,608,745

Investment Companies — 81.9% (b)
	Alternative Assets — 18.0%
324,614	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	3,424,682
436,768	JPMorgan Realty Income Fund, Class R5 Shares	6,001,187

	Total Alternative Assets	9,425,869

	Fixed Income — 63.9%
584,476	JPMorgan Floating Rate Income Fund, Class R6 Shares	5,757,087
488,385	JPMorgan High Yield Fund, Class R6 Shares (m)	3,765,451
1,497,743	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	15,471,683
844,813	JPMorgan Real Return Fund, Institutional Class Shares (m)	8,431,237

	Total Fixed Income	33,425,458

	Total Investment Companies (Cost $41,952,940)	42,851,327

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.4%
195,000	U.S. Treasury Note, 0.040%, 01/31/16 (k) (Cost $195,213)	195,244

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
1,905,161	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $1,905,161)	1,905,161

	Total Investments — 100.1% (Cost $50,743,183)	52,336,573
	Liabilities in Excess of Other Assets — (0.1)%	(28,739)

	NET ASSETS — 100.0%	$52,307,834

Percentages indicated are based on net assets.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
23	E-mini S&P 500	06/19/15	$2,421,900	$60,886
13	U.S. Long Bond	09/21/15	2,023,125	13,988
	Short Futures Outstanding
(17)	2 Year U.S. Treasury Note	09/30/15	(3,720,609)	(5,878)
(14)	5 Year U.S. Treasury Note	09/30/15	(1,676,172)	(8,998)

				$59,998

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $ 634,240 and 1.2%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s web site. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,660,040
Aggregate gross unrealized depreciation	(1,066,650)

Net unrealized appreciation/depreciation	$1,593,390

Federal income tax cost of investments	$50,743,183

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$411,856	$256,451	$—	$668,307
Industrials	195,798	85,021	—	280,819
Materials	565,746	261,224	—	826,970

Total Common Stocks	1,173,400	602,696	—	1,776,096

Debt Securities
U.S. Treasury Obligations	—	195,244	—	195,244
Exchange Traded Funds	5,608,745	—	—	5,608,745
Investment Companies	42,851,327	—	—	42,851,327
Short-Term Investment
Investment Company	1,905,161	—	—	1,905,161

Total Investments in Securities	$51,538,633	$797,940	$—	$52,336,573

Appreciation in Other Financial Instruments
Futures Contracts	$74,874	$—	$—	$74,874

Depreciation in Other Financial Instruments
Futures Contracts	$(14,876)	$—	$—	$(14,876)

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 12.0%
Consumer Discretionary — 1.8%
	Auto Components — 0.0% (g)
1,168	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,230

	Automobiles — 0.3%
3,224	Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20 (e)	3,280
3,417	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	3,507

		6,787

	Hotels, Restaurants & Leisure — 0.2%
4,400	MTR Gaming Group, Inc., 11.500%, 08/01/19	4,697

	Household Durables — 0.8%
1,895	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	1,947
	Lennar Corp.,
1,350	4.500%, 06/15/19	1,384
6,323	Series B, 12.250%, 06/01/17	7,532
4,448	M/I Homes, Inc., 8.625%, 11/15/18	4,626
	Standard Pacific Corp.,
3,150	8.375%, 05/15/18	3,607
2,702	10.750%, 09/15/16	2,992

		22,088

	Media — 0.2%
5,856	DISH DBS Corp., 7.875%, 09/01/19	6,617

	Specialty Retail — 0.3%
	Claire’s Stores, Inc.,
1,872	6.125%, 03/15/20 (e)	1,535
8,128	9.000%, 03/15/19 (e)	7,214

		8,749

	Total Consumer Discretionary	50,168

Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
2,800	Tops Holding LLC/Tops Markets LLC, 8.875%, 12/15/17	2,933

	Food Products — 0.1%
2,777	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,916

	Total Consumer Staples	5,849

Energy — 2.0%
	Energy Equipment & Services — 0.7%
3,751	FTS International, Inc., VAR, 7.808%, 06/15/20 (e)	3,749
6,070	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	4,583
5,359	PHI, Inc., 5.250%, 03/15/19	5,185
5,980	SESI LLC, 7.125%, 12/15/21	6,399

		19,916

	Oil, Gas & Consumable Fuels — 1.3%
	Chesapeake Energy Corp.,
3,000	3.250%, 03/15/16	2,996
11,641	VAR, 3.525%, 04/15/19	11,292
3,000	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	3,259
1,700	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	1,772
1,662	Sabine Oil & Gas Corp., 9.750%, 02/15/17	299
4,657	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	4,087
6,018	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	5,822
5,500	WPX Energy, Inc., 5.250%, 01/15/17	5,637

		35,164

	Total Energy	55,080

Health Care — 1.4%
	Health Care Equipment & Supplies — 0.5%
14,577	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	15,306

	Health Care Providers & Services — 0.3%
	Tenet Healthcare Corp.,
4,383	6.000%, 10/01/20	4,690
3,660	8.000%, 08/01/20	3,825

		8,515

	Pharmaceuticals — 0.6%
1,100	Endo Finance LLC/Endo Finco, Inc., 7.000%, 07/15/19 (e)	1,144
	Valeant Pharmaceuticals International, Inc., (Canada),
10,449	6.750%, 08/15/18 (e)	11,043
4,000	7.000%, 10/01/20 (e)	4,185

		16,372

	Total Health Care	40,193

Industrials — 2.3%
	Aerospace & Defense — 0.2%
	Bombardier, Inc., (Canada),
3,648	4.750%, 04/15/19 (e)	3,539
3,500	7.500%, 03/15/18 (e)	3,688

		7,227

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Air Freight & Logistics — 0.2%
5,281	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	4,878

	Airlines — 0.3%
598	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	631
3,089	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	3,444
1,192	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,323
3,648	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	3,840

		9,238

	Commercial Services & Supplies — 1.0%
8,950	ADT Corp. (The), 4.125%, 04/15/19	9,107
18,115	ILFC E-Capital Trust I, VAR, 4.090%, 12/21/65 (e)	17,662
266	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	294

		27,063

	Industrial Conglomerates — 0.2%
4,730	J.M. Huber Corp., 9.875%, 11/01/19 (e)	5,097

	Machinery — 0.2%
5,200	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	4,953

	Marine — 0.1%
2,290	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,038

	Road & Rail — 0.1%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,000	4.875%, 11/15/17	2,053
903	VAR, 3.033%, 12/01/17	912

		2,965

	Total Industrials	63,459

Information Technology — 0.5%
	Communications Equipment — 0.4%
9,600	Avaya, Inc., 7.000%, 04/01/19 (e)	9,600

	Semiconductors & Semiconductor Equipment — 0.1%
4,355	Advanced Micro Devices, Inc., 6.750%, 03/01/19	3,881

	Total Information Technology	13,481

Materials — 2.3%
	Chemicals — 0.8%
5,325	Ashland, Inc., 3.000%, 03/15/16	5,365
3,089	Hexion, Inc., 10.000%, 04/15/20 (e)	3,274
	INEOS Group Holdings S.A., (Luxembourg),
1,713	5.875%, 02/15/19 (e)	1,743
3,000	6.125%, 08/15/18 (e)	3,083
8,000	PolyOne Corp., 7.375%, 09/15/20	8,380
1,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	980

		22,825

	Construction Materials — 1.2%
	Cemex S.A.B. de C.V., (Mexico),
4,650	7.250%, 01/15/21 (e)	4,971
22,365	VAR, 5.025%, 10/15/18 (e)	23,371
5,000	VAR, 5.273%, 09/30/15 (e)	5,013

		33,355

	Metals & Mining — 0.3%
1,000	Aleris International, Inc., 7.625%, 02/15/18	1,035
5,000	ArcelorMittal, (Luxembourg), 10.600%, 06/01/19	6,062

		7,097

	Total Materials	63,277

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
1,602	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 06/01/20	1,706
	Frontier Communications Corp.,
7,570	7.125%, 03/15/19	8,043
1,250	8.125%, 10/01/18	1,379
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,092	7.250%, 04/01/19	2,144
1,000	7.250%, 10/15/20	1,014
3,375	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	3,316
3,635	Level 3 Financing, Inc., VAR, 3.914%, 01/15/18	3,681

	Total Telecommunication Services	21,283

Utilities — 0.7%
	Independent Power & Renewable Electricity Producers — 0.7%
13,000	AES Corp., VAR, 3.283%, 06/01/19	13,032
	GenOn Energy, Inc.,
4,000	7.875%, 06/15/17	4,094

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
3,000	9.875%, 10/15/20	3,090

	Total Utilities	20,216

	Total Corporate Bonds (Cost $334,329)	333,006

SHARES
Preferred Stock — 0.5%
Financials — 0.5%
	Insurance — 0.5%
16	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.395%, 06/29/15 ($1,000 par value) @ (Cost $13,587)	13,515

PRINCIPAL AMOUNT
Loan Assignments — 81.6%
Consumer Discretionary — 22.4%
	Auto Components — 1.1%
24,112	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	24,124
6,227	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	6,258

		30,382

	Automobiles — 1.3%
11,477	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	11,485
24,418	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	24,419

		35,904

	Diversified Consumer Services — 0.6%
16,883	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	16,844

	Hotels, Restaurants & Leisure — 5.2%
11,782	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	11,782
9,750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20 ^	9,165
8,070	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	8,148
3,459	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	3,492
9,383	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	9,398
21,083	Intrawest Resorts Holdings, Inc., Initia Term Loan, VAR, 4.750%, 12/09/20	21,201
13,186	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	13,227
15,215	MGM Resorts International, Term B Loan, VAR, 3.500%, 12/20/19	15,193
14,048	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	14,099
18,468	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	18,537
19,055	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	19,091

		143,333

	Household Durables — 0.4%
4,659	PolarPark, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/07/20	4,639
3,857	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	3,862
2,437	WNA Holdings, USD Term Loan, VAR, 4.500%, 06/07/20	2,426

		10,927

	Internet & Catalog Retail — 0.1%
4,164	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.527%, 01/30/17	4,119

	Leisure Products — 1.3%
28,575	Delta 2 Sarl, Facility B-3, VAR, 4.750%, 07/30/21	28,560
7,161	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	6,955

		35,515

	Media — 6.9%
245	DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 3.750%, 01/31/20	245
26,461	iHeartCommunications, Inc., Term Loan D, VAR, 6.935%, 01/30/19	24,708
2,795	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.685%, 07/30/19	2,647
5,541	Interactive Data Corp., Term Loan, VAR, 4.750%, 05/02/21	5,556
11,759	Media General, Inc., Term B Loan, VAR, 4.250%, 07/31/20 ^	11,806
3,631	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	3,633
4,392	MTL Publishing LLC, Term B Loan, VAR, 3.750%, 06/29/18	4,389
7,111	NEP/NCP Holdco Inc., Amendment No. 3 Incremental Term Loan (First Lien), VAR, 4.250%, 01/22/20	7,058

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
4,117	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	4,120
7,522	Numericable Group S.A., Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20	7,541
6,508	Numericable Group S.A., Dollar Denominated Tranche B-2 Loan, VAR, 4.500%, 05/21/20	6,524
9,053	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	9,061
2,470	Townsquare Media, Inc., Initial Term Loan, VAR, 4.250%, 04/01/22 ^	2,484
35,161	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	35,172
764	TWCC Holding Corp., Term Loan, VAR, 3.500%, 02/13/17	761
6,876	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,864
30,031	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20	29,978
1,968	Vertis, Inc., Extended 1st Lien Term Loan, VAR, 12/21/15 (d) (i)	—	(h)
1,244	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	1,224
29,352	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	29,077

		192,848

	Multiline Retail — 2.1%
35,683	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	35,616
23,692	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	23,692

		59,308

	Specialty Retail — 2.2%
40,002	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	36,356
4,579	Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19	4,583
6,107	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	6,124
7,730	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	7,755
5,556	Staples, Inc., Term Loan, 0.000%, 04/21/21	5,559

		60,377

	Textiles, Apparel & Luxury Goods — 1.2%
6,489	Cole Haan LLC, Term B-1 Loan, VAR, 5.000%, 01/31/20	6,334
21,889	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/02/21	21,493
4,963	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	4,631

		32,458

	Total Consumer Discretionary	622,015

Consumer Staples — 11.5%
	Food & Staples Retailing — 6.7%
5,461	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	5,491
18,000	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	18,103
50,944	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21	51,071
36,422	New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	36,595
20,000	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	20,025
54,857	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	54,994

		186,279

	Food Products — 4.4%
21,424	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	21,531
21,674	H.J. Heinz Co., Term B-2 Loan, VAR, 3.250%, 06/05/20 ^	21,677
18,257	Hearthside Food Solutions LLC, Term Loan, VAR, 4.500%, 06/02/21 ^	18,310
14,266	Hostess Brands LLC, Term B Loan, VAR, 6.750%, 04/09/20	14,444
22,626	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	22,555
11,241	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	11,204
13,205	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	13,159

		122,880

	Household Products — 0.4%
10,907	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	10,946

	Total Consumer Staples	320,105

Energy — 3.9%
	Energy Equipment & Services — 1.1%
3,450	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	2,955

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Energy Equipment & Services — continued
3,573	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	2,859
6,283	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	5,443
10,608	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	8,680
5,307	Seventy Seven Operating LLC, Term Loan, VAR, 3.750%, 06/25/21	4,975
5,118	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	4,299

		29,211

	Oil, Gas & Consumable Fuels — 2.8%
1,303	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,300
2,616	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	2,649
6,167	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	6,180
15,338	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	15,263
8,390	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	6,851
4,509	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	4,434
1,418	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18 ^	1,420
13,654	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	13,688
10,408	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	9,280
9,390	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	3,763
9,151	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	8,831
3,500	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 6.000%, 03/31/22	3,526
1,132	W&T Offshore, Inc., 2nd Lien Term Loan, VAR, 9.000%, 05/10/20 ^	1,129

		78,314

	Total Energy	107,525

Financials — 3.6%
	Capital Markets — 0.4%
3,207	Duff & Phelps Corp., Delayed Draw Term B-1 Loan, VAR, 4.500%, 04/23/20	3,215
3,207	Duff & Phelps Corp., Initial Term Loan B-1, VAR, 4.500%, 04/23/20	3,215
4,182	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	4,192

		10,622

	Consumer Finance — 0.6%
17,819	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	17,658

	Diversified Financial Services — 1.5%
3,279	Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19	3,279
700	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	700
6,193	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	6,191
22,538	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	22,190
7,151	Sedgwick Claims Management Services, Inc., 1st Lien Initial Term Loan, VAR, 3.750%, 03/01/21	7,065
1,135	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22	1,117

		40,542

	Insurance — 0.8%
8,170	Alliant Holdings I, Inc., Initial Term Loan, VAR, 5.000%, 12/20/19	8,231
6,989	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	6,962
7,022	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	7,035

		22,228

	Real Estate Management & Development — 0.3%
7,276	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	7,297
312	Realogy Group LLC, Extended Synthetic Commitments, VAR, 0.028%, 10/10/16	309

		7,606

	Total Financials	98,656

Health Care — 7.7%
	Biotechnology — 0.9%
25,329	Sage Products Holdings III LLC, Term Loan, VAR, 5.000%, 12/13/19	25,329

	Health Care Equipment & Supplies — 1.3%
7,660	Auris Luxembourg II S.A., Facility B-2, (Luxembourg), VAR, 5.500%, 01/17/22	7,666

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Health Care Equipment & Supplies — continued
8,257	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21	8,243
7,622	Mallinckrodt International Finance, Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	7,618
10,918	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	10,762

		34,289

	Health Care Providers & Services — 3.6%
2,963	Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22	2,988
7,553	Amsurg Corp., Initial Term Loan B, VAR, 3.750%, 07/16/21	7,572
22,607	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19 ^	22,692
1,510	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 3.533%, 12/31/18	1,513
2,239	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	2,243
5,350	DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.500%, 06/24/21	5,359
9,185	HCA, Inc., Term Loan B-4, VAR, 3.025%, 05/01/18	9,184
7,631	IASIS Healthcare Corp., Term Loan B, VAR, 4.500%, 05/03/18	7,652
17,122	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	17,165
22,849	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	22,882

		99,250

	Pharmaceuticals — 1.9%
1,174	Ceva Logistics Holdings, Inc., US Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	1,115
13,187	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.185%, 02/27/21	13,214
5,900	Horizon Pharma Financing, Inc., 2015 Term Loan, VAR, 4.500%, 05/07/21	5,929
14,522	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	14,514
18,825	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	18,866

		53,638

	Total Health Care	212,506

Industrials — 11.2%
	Aerospace & Defense — 0.5%
211	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	210
13,968	WP CCP Holdings, LLC, Term Loan, VAR, 4.750%, 12/28/19	14,017

		14,227

	Air Freight & Logistics — 0.1%
147	Ceva Group plc, Canadian Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	140
851	Ceva Group plc, Dutch BV Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	808
815	Ceva Group plc, Synthetic Letter of Credit, Pre-Funded L/C Loan, (United Kingdom), VAR, 0.175%, 03/19/21	774

		1,722

	Airlines — 2.0%
37,353	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	37,324
455	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	457
11,462	Landmark US Member LLC, Term Loan, VAR, 4.750%, 10/25/19	11,508
6,760	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	6,747

		56,036

	Building Products — 1.3%
17,717	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	17,683
11,295	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22	11,330
6,866	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	6,866

		35,879

	Commercial Services & Supplies — 2.7%
1,992	AWAS Finance Luxembourg S.A., Term Loan, VAR, 3.500%, 07/16/18	1,993
2,864	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.000%, 11/06/20	2,857
11,198	Garda World Security Corp., Term B Loan, VAR, 4.000%, 11/06/20	11,170
16,739	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.525%, 06/30/17	16,746
3,665	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	3,671

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Commercial Services & Supplies — continued
6,841	Marine Acquisition Corp., Term Loan, VAR, 5.250%, 01/30/21	6,850
4,949	Multi Packaging Solutions, Inc., Term Loan B, VAR, 5.250%, 09/30/20	4,926
4,801	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	4,825
4,818	University Support Services LLC (St. George’s University Scholastic Services LLC), Term Loan, VAR, 5.750%, 08/06/21	4,854
5,358	Wand Intermediate I LP, 1st Lien Initial Term Loan, VAR, 4.750%, 09/17/21	5,375
6,453	Wastequip, Inc., Term Loan, VAR, 5.500%, 08/09/19	6,429
4,691	WTG Holdings III Corp., 1st Lien Term Loan, VAR, 4.750%, 01/15/21	4,685

		74,381

	Construction & Engineering — 0.1%
1,746	Stonewall Gas Gathering LLC, Loan, VAR, 8.750%, 01/28/22	1,759

	Electrical Equipment — 0.1%
2,743	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	2,744

	Industrial Conglomerates — 0.4%
1,751	Autoparts Holdings Ltd., Term Loan, VAR, 6.500%, 07/29/17	1,683
8,815	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	8,682

		10,365

	Machinery — 2.9%
2,025	CPM Holdings, Inc., 1st Lien Initial Term Loan, VAR, 6.000%, 04/11/22 ^	2,024
6,182	Filtration Group Canada Corp., 1st Lien Term Loan, VAR, 4.250%, 11/20/20 ^	6,195
7,096	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	6,929
16,821	Gates Global LLC, Initial Dollar Term Loan, VAR, 4.250%, 07/05/21	16,744
21,911	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	21,920
7,620	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	7,652
17,955	Rexnord LLC/RBS Global Inc., Term B Loan, VAR, 4.000%, 08/21/20	17,929

		79,393

	Marine — 0.3%
1,900	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,712
8,800	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	6,160

		7,872

	Professional Services — 0.2%
6,148	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 6.250%, 09/29/20	6,169

	Road & Rail — 0.2%
2,834	Hertz Corp. (The), Term Loan, VAR, 4.000%, 03/11/18	2,834
3,628	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	3,621

		6,455

	Trading Companies & Distributors — 0.4%
6,806	HD Supply, Inc., Term Loan, VAR, 4.000%, 06/28/18	6,811
5,256	McJunkin Red Man Corp., Term Loan, VAR, 5.576%, 11/08/19	5,223

		12,034

	Total Industrials	309,036

Information Technology — 9.0%
	Communications Equipment — 2.1%
34,104	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.685%, 10/26/17	33,959
5,518	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	5,513
5,896	Blue Coat Systems, Inc., Term Loan, VAR, 4.500%, 05/15/22 ^	5,904
7,055	Mitel Networks Corp., Term Loan 2015, (Canada), VAR, 5.000%, 04/29/22	7,099
4,900	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/24/22	4,946

		57,421

	Electronic Equipment, Instruments & Components — 1.6%
5,582	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	5,565
33,759	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	33,773
4,700	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20 ^	4,724
1,156	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	1,169

		45,231

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Internet Software & Services — 0.5%
12,365	Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.750%, 05/13/21	12,401

	IT Services — 1.7%
20,500	First Data Corp., 2018 Dollar Term Loan, VAR, 3.685%, 03/23/18	20,484
13,904	First Data Corp., 2018B Term Loan, VAR, 3.685%, 09/24/18	13,894
7,935	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.185%, 03/24/21	7,956
5,530	Science Applications International Corp., Tranche B Incremental Loan, VAR, 3.750%, 05/04/22	5,552

		47,886

	Semiconductors & Semiconductor Equipment — 2.6%
35,851	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21	35,877
21,463	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	21,517
7,378	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	7,430
6,469	On Semiconductor Corp., Term Loan, VAR, 2.025%, 01/02/18	6,307

		71,131

	Software — 0.5%
12,162	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	12,180
2,060	Longview Solutions, Inc., Term B Advance, VAR, 7.000%, 04/13/21	2,074

		14,254

	Total Information Technology	248,324

Materials — 4.3%
	Chemicals — 1.1%
6,641	Arizona Chemical U.S., Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 06/11/21	6,645
6,909	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	6,905
5,313	Gemini HDPE LLC, Advance Term Loan, VAR, 4.750%, 08/06/21	5,331
5,489	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	5,599
2,582	Platform Specialty Products Co., Tranche B-2 Term Loan, VAR, 4.750%, 06/07/20	2,594
4,244	Tronox Ltd., Term Loan, VAR, 4.250%, 03/19/20	4,256

		31,330

	Construction Materials — 1.1%
7,673	Headwaters, Inc., Term B Loan, VAR, 4.500%, 03/24/22	7,702
20,130	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	20,129
790	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	794

		28,625

	Containers & Packaging — 0.9%
4,618	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	4,622
3,226	Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21	3,225
3,000	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	2,994
2,888	Devix Topco S.A., 1st Lien Term Loan B, VAR, 4.250%, 05/03/21	2,893
8,898	Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	8,975
2,960	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	2,960

		25,669

	Metals & Mining — 1.0%
5,806	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	5,671
4,415	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	4,139
20,608	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, VAR, 3.750%, 06/30/19	18,652

		28,462

	Paper & Forest Products — 0.2%
5,710	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	5,689

	Total Materials	119,775

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.3%
30,106	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	30,382
9,823	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	9,838
9,917	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	9,911
6,379	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	6,351
3,343	Virgin Media Finance plc, Term Loan B, VAR, 3.500%, 06/07/20	3,333

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Diversified Telecommunication Services — continued
3,349	Virgin Media Investments Holdings Ltd., Term Loan F, (United Kingdom), VAR, 3.500%, 06/18/23 ^	3,337
1,815	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	1,815

		64,967

	Wireless Telecommunication Services — 0.3%
1,220	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	1,167
6,207	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	5,928

		7,095

	Total Telecommunication Services	72,062

Utilities — 5.4%
	Electric Utilities — 3.8%
8,912	Calpine Construction Finance Co., Term B-2 Loan, VAR, 3.250%, 01/31/22	8,819
32,079	Calpine Construction Finance Co./CCFC Finance Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20	31,611
8,887	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	8,554
82,050	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.668%, 10/10/17 (d)	49,845
11,000	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.668%, 10/10/16 (d)	6,600

		105,429

	Independent Power & Renewable Electricity Producers — 1.6%
12,650	Calpine Corp., Term Loan, 0.000%, 05/22/22 ^	12,617
10,917	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	10,963
20,506	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	20,376

		43,956

	Total Utilities	149,385

	Total Loan Assignments (Cost $2,291,401)	2,259,389

SHARES
Short-Term Investment — 6.0%
	Investment Company — 6.0%
166,321	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $166,321)	166,321

	Total Investments — 100.1% (Cost $2,805,638)	2,772,231
	Liabilities in Excess of Other Assets — (0.1)%	(2,329)

	NET ASSETS — 100.0%	$2,769,902

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2015.
^	—	All or a portion of the security is unsettled as of May 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	20,292
Aggregate gross unrealized depreciation	(53,699)

Net unrealized appreciation/depreciation	(33,407)

Federal income tax cost of investments	2,805,638

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$50,168	$—		$50,168
Consumer Staples	—	5,849	—		5,849
Energy	—	55,080	—		55,080
Health Care	—	40,193	—		40,193
Industrials	—	54,221	9,238		63,459
Information Technology	—	13,481	—		13,481
Materials	—	63,277	—		63,277
Telecommunication Services	—	21,283	—		21,283
Utilities	—	20,216	—		20,216

Total Corporate Bonds	—	323,768	9,238		333,006

Preferred Stock
Financials	13,515	—	—		13,515

Loan Assignments
Consumer Discretionary	—	622,015	—	(a)	622,015
Consumer Staples	—	320,105	—		320,105
Energy	—	107,525	—		107,525
Financials	—	98,656	—		98,656
Health Care	—	212,506	—		212,506
Industrials	—	309,036	—		309,036
Information Technology	—	248,324	—		248,324
Materials	—	119,775	—		119,775
Telecommunication Services	—	72,062	—		72,062
Utilities	—	149,385	—		149,385

Total Loan Assignments	—	2,259,389	—	(a)	2,259,389

Short-Term Investment
Investment Company	166,321	—	—		166,321

Total Investments in Securities	$179,836	$2,583,157	$9,238		$2,772,231

(a)	Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.7%
	Cayman Islands — 0.4%
525	Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 1.765%, 07/20/26 (e)	522
250	Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.175%, 10/15/21 (e) (i)	250
1,000	Flatiron CLO Ltd., Series 2013-1A, Class A1, VAR, 1.670%, 01/17/26 (e)	1,000
250	LCM LP, Series 16A, Class A, VAR, 1.770%, 07/15/26 (e)	250
250	OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 1.426%, 07/22/25 (e)	247
260	Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 0.528%, 08/01/24 (e)	253
420	Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 1.645%, 01/21/26 (e)	419
336	Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 1.750%, 07/14/26 (e)	337
250	THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 1.795%, 04/18/26 (e)	250
420	Venture CDO Ltd., Series 2014-17A, Class A, VAR, 1.755%, 07/15/26 (e)	420

		3,948

	Ireland — 0.1%
785	Trafigura Securitisation Finance plc, Series 2014-1A, Class B, VAR, 2.436%, 10/15/21 (e) (i)	785

	Italy — 0.0% (g)
EUR 19	Atlante Finance Srl, Series 1, Class A, Reg. S, VAR, 0.189%, 07/28/47	20
EUR 55	Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.177%, 03/14/23	60

		80

	United States — 4.2%
137	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.685%, 07/25/33	130
125	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 1.760%, 04/25/34	115
136	Argent Securities, Inc., Series 2003-W7, Class M2, VAR, 2.806%, 03/25/34	133
134	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W3, Class A3, VAR, 1.001%, 02/25/34	120
63	Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	65
400	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	405
	Countrywide Asset-Backed Certificates,
98	Series 2002-4, Class M1, VAR, 1.310%, 12/25/32	90
243	Series 2004-2, Class M1, VAR, 0.935%, 05/25/34	231
153	Series 2004-BC1, Class M3, VAR, 2.285%, 10/25/33	127
5,280	Series 2004-ECC2, Class M2, VAR, 1.160%, 12/25/34	5,028
3,580	Series 2005-AB3, Class 1A1, VAR, 0.435%, 02/25/36	3,135
400	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.571%, 08/25/35	386
	Exeter Automobile Receivables Trust,
100	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	102
444	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	448
179	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 0.905%, 08/25/34	169
860	FirstKey Lending Trust, Series 2015-SFR1, Class D, 4.367%, 03/09/47 (e)	876
198	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	201
104	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.115%, 07/25/34	98
250	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.725%, 01/15/25 (e)	250
249	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	251
1,405	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	1,408
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	325
3,035	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 0.345%, 05/25/46	2,728
41	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.085%, 12/25/34	35
60	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	60

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
234	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.160%, 07/25/34	213
174	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	185
157	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.040%, 01/25/34	150
93	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 2.915%, 10/25/33	90
1,920	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,899
	OneMain Financial Issuance Trust,
300	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	303
182	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	182
151	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	150
1,266	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,276
608	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	627
137	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.160%, 04/25/33	122
250	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.025%, 02/25/33	232
340	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 1.025%, 01/25/36	324
348	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.085%, 10/25/34	345
1,400	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32	1,402
	RASC Trust,
123	Series 2005-KS2, Class M1, VAR, 0.830%, 03/25/35	112
3,944	Series 2006-KS5, Class A3, VAR, 0.345%, 07/25/36	3,780
	Renaissance Home Equity Loan Trust,
1,149	Series 2004-1, Class M1, VAR, 0.765%, 05/25/34	1,044
1,636	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,660
316	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.085%, 12/26/34	287
87	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	86
800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	819
239	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.185%, 10/25/33	227
1,172	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,166
	Truman Capital Mortgage Loan Trust,
840	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	829
270	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	265
1,603	U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class A, 3.721%, 01/27/35 (e)	1,616
349	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	348
1,812	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	1,816
1,147	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,152
186	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	184
242	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	237
750	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	738
1,840	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	1,837
186	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	187

		42,806

	Total Asset-Backed Securities (Cost $47,306)	47,619

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 5.2%
	Agency CMO — 2.3%
	United States — 2.3%
	Federal Home Loan Mortgage Corp. REMIC
333	Series 3110, Class SL, IF, IO, 5.964%, 02/15/26	45
1,631	Series 3160, Class SA, IF, IO, 6.964%, 05/15/36	306
1,331	Series 3459, Class JS, IF, IO, 6.064%, 06/15/38	218
480	Series 3716, Class PI, IO, 4.500%, 04/15/38	65
440	Series 3736, Class QB, 4.000%, 05/15/37	455
2,172	Series 3775, Class LI, IO, 3.500%, 12/15/20	139
1,671	Series 3907, Class AI, IO, 5.000%, 05/15/40	321
5,164	Series 3907, Class SW, IF, IO, 6.464%, 07/15/26	930
2,129	Series 3914, Class LS, IF, IO, 6.614%, 08/15/26	342
6,669	Series 3926, Class MS, IF, IO, 6.564%, 11/15/25	818
2,574	Series 3958, Class MS, IF, IO, 6.514%, 08/15/26	409
4,179	Series 3998, Class KS, IF, IO, 6.514%, 02/15/27	733
809	Series 4018, Class HI, IO, 4.500%, 03/15/41	158
1,167	Series 4030, Class IL, IO, 3.500%, 04/15/27	131
4,327	Series 4043, Class PI, IO, 2.500%, 05/15/27	384
367	Series 4056, Class BI, IO, 3.000%, 05/15/27	40
2,670	Series 4057, Class UI, IO, 3.000%, 05/15/27	280
6,397	Series 4059, Class SA, IF, IO, 5.814%, 06/15/42	1,465
802	Series 4073, Class IQ, IO, 4.000%, 07/15/42	198
3,330	Series 4097, Class CI, IO, 3.000%, 08/15/27	392
941	Series 4119, Class LI, IO, 3.500%, 06/15/39	133
1,949	Series 4120, Class UI, IO, 3.000%, 10/15/27	246
416	Series 4136, Class IN, IO, 3.000%, 11/15/27	48
391	Series 4146, Class AI, IO, 3.000%, 12/15/27	40
1,793	Series 4173, Class I, IO, 4.000%, 03/15/43	404
1,101	Series 4215, Class LI, IO, 3.500%, 07/15/41	197
2,489	Series 4280, Class KI, IO, 3.500%, 09/15/31	289
1,126	Series 4304, Class DI, IO, 2.500%, 01/15/27	106
3,400	Series 4311, Class QI, IO, 3.000%, 10/15/28	336
3,168	Series 4313, Class UI, IO, 3.000%, 03/15/29	395
622	Series 4323, Class IW, IO, 3.500%, 04/15/28	83
1,663	Series 4324, Class AI, IO, 3.000%, 11/15/28	177
9,155	Series 4351, Class GI, IO, 5.000%, 11/15/19	470
3,028	Series 4372, Class SY, IF, IO, 5.914%, 08/15/44	499
740	Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28	98
	Federal National Mortgage Association REMIC
1,548	Series 2009-101, Class SI, IF, IO, 5.565%, 12/25/39	189
537	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	62
1,735	Series 2011-144, Class SA, IF, IO, 6.465%, 11/25/25	235
4,820	Series 2012-9, Class SM, IF, IO, 6.515%, 12/25/26	792
377	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	43
1,735	Series 2012-93, Class SG, IF, IO, 5.915%, 09/25/42	353
572	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	68
477	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	78
1,749	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	201
388	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	40
398	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	48

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
600	Series 2012-144, Class SK, IF, IO, 5.915%, 01/25/43	158
4,331	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	488
493	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	71
437	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	52
10,509	Series 2013-4, Class ST, IF, IO, 5.965%, 02/25/43	2,395
476	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	73
356	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	43
438	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	56
6,095	Series 2013-15, Class IO, IO, 2.500%, 03/25/28	596
526	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	65
2,107	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	244
1,413	Series 2013-18, Class NS, IF, IO, 5.915%, 03/25/43	319
443	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	52
2,132	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	256
419	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	49
2,152	Series 2013-64, Class LI, IO, 3.000%, 06/25/33	327
1,284	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	147
4,302	Series 2014-35, Class KI, IO, 3.000%, 06/25/29	572
2,733	Series 2014-44, Class QI, IO, 3.000%, 08/25/29	333
	Federal National Mortgage Association STRIPS
5,020	Series 401, Class C6, IO, 4.500%, 10/25/29	441
1,276	Series 409, Class 23, IO, VAR, 3.500%, 04/25/27	147
20,216	Series 410, Class C12, IO, 5.500%, 07/25/24	1,637
	Government National Mortgage Association
2,298	Series 2002-24, Class AG, IF, IO, 7.767%, 04/16/32	536
1,810	Series 2003-69, Class SB, IF, IO, 6.417%, 08/16/33	415
1,499	Series 2011-13, Class S, IF, IO, 5.767%, 01/16/41	268

		23,199

Non-Agency CMO — 2.9%
	Italy — 0.0% (g)
EUR 120	Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.195%, 10/30/33	128

	Spain — 0.0% (g)
EUR 126	TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.308%, 09/30/32	136

	United States — 2.9%
	Alternative Loan Trust
139	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	132
2,712	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,779
70	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	70
224	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.499%, 02/25/37	224
2,145	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.446%, 08/19/45	1,914
63	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	61
217	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	179
314	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.376%, 08/19/37	265
783	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A1, VAR, 2.535%, 02/25/35	780
	Wells Fargo Mortgage-Backed Securities Trust
2,412	Series 2004-BB, Class A5, VAR, 2.619%, 01/25/35	2,393

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
4,896	Series 2004-M, Class A1, VAR, 2.617%, 08/25/34	4,969
4,934	Series 2004-N, Class A6, VAR, 2.594%, 08/25/34	4,929
4,933	Series 2004-N, Class A7, VAR, 2.594%, 08/25/34	4,929
3,283	Series 2005-AR2, Class 2A1, VAR, 2.616%, 03/25/35	3,281
753	Series 2005-AR2, Class 2A2, VAR, 2.616%, 03/25/35	766
731	Series 2005-AR4, Class 2A2, VAR, 2.632%, 04/25/35	744
1,013	Series 2005-AR16, Class 3A1, VAR, 2.642%, 03/25/35	1,014
155	Series 2007-2, Class 3A5, 5.250%, 03/25/37	159

		29,588

		29,852

	Total Collateralized Mortgage Obligations (Cost $52,664)	53,051

Commercial Mortgage-Backed Securities — 6.3%
	Cayman Islands — 0.0% (g)
112	ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VAR, 3.580%, 08/15/31 (e)	111
255	PFP III Ltd., Series 2014-1, Class AS, VAR, 1.836%, 06/14/31 (e)	255

		366

	United States — 6.3%
250	A10 Securitization LLC, 4.733%, 01/09/20	250
200	Banc of America Commercial Mortgage Trust, Series 2006-2, Class B, VAR, 5.762%, 05/10/45	206
100	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	101
	Bear Stearns Commercial Mortgage Securities Trust,
2,600	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	2,553
1,350	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	1,372
1,210	Series 2007-PW16, Class AJ, VAR, 5.706%, 06/11/40	1,251
410	Series 2007-PW17, Class AJ, VAR, 5.885%, 06/11/50	426
1,720	CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, VAR, 5.366%, 12/11/49	1,791
1,815	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.040%, 11/15/31 (e)	1,826
835	COMM Mortgage Trust, Series 2014-LC15, Class D, VAR, 4.944%, 04/10/47 (e)	809
2,200	COMM Mortgage Trust, Series 2015-CR23, Class CMC, 3.807%, 05/10/48 (e)	2,182
100	Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 6.034%, 06/10/36 (e)	101
3,010	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.455%, 02/15/39	3,031
1,500	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, VAR, 3.802%, 04/15/50 (e)	1,338
230	CSMC, Series 2014-ICE, Class D, VAR, 2.336%, 04/15/27 (e)	229
2,120	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	2,160
100	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	102
	JP Morgan Chase Commercial Mortgage Securities Trust,
120	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	120
160	Series 2005-LDP5, Class D, VAR, 5.391%, 12/15/44	162
1,395	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	1,423
3,895	Series 2007-LD11, Class AM, VAR, 5.774%, 06/15/49	4,085
2,870	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.903%, 07/15/44	3,004
	LB-UBS Commercial Mortgage Trust,
5,205	Series 2007-C1, Class AJ, 5.484%, 02/15/40	5,426
1,410	Series 2007-C1, Class B, 5.514%, 02/15/40	1,453
5,605	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	5,719
2,400	Series 2007-C6, Class AJ, VAR, 6.124%, 07/15/40	2,519

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
125	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	127
	Morgan Stanley Capital I Trust,
2,810	Series 2005-HQ7, Class D, VAR, 5.190%, 11/14/42	2,816
255	Series 2006-HQ8, Class D, VAR, 5.498%, 03/12/44	243
2,630	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	2,688
5,005	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	5,212
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.252%, 10/15/44 (e)	97
1,020	Series 2006-C23, Class D, VAR, 5.517%, 01/15/45	1,035
2,825	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	2,877
730	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	757
2,530	Series 2007-C33, Class AJ, VAR, 5.951%, 02/15/51	2,656
250	Series 2007-C34, Class AJ, VAR, 5.948%, 05/15/46	263
1,940	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (e)	1,697

		64,107

	Total Commercial Mortgage-Backed Securities (Cost $64,412)	64,473

Convertible Bonds — 2.5%
	Netherlands — 0.2%
1,565	NXP Semiconductors N.V., 1.000%, 12/01/19 (e)	1,977

	United Kingdom — 0.0% (g)
200	Billion Express Investments Ltd., Reg. S, 0.750%, 10/18/15	206

	United States — 2.3%
1,730	Dealertrack Technologies, Inc., 1.500%, 03/15/17	2,140
2,225	Finisar Corp., 0.500%, 12/15/33	2,289
2,045	General Cable Corp., SUB, 4.500%, 11/15/29	1,650
815	Griffon Corp., 4.000%, 01/15/17 (e)	1,000
1,680	HealthSouth Corp., 2.000%, 12/01/43	2,037
1,930	HomeAway, Inc., 0.125%, 04/01/19	1,846
1,795	Iconix Brand Group, Inc., 1.500%, 03/15/18	1,856
25	Ixia, 3.000%, 12/15/15	25
	Jarden Corp.,
245	1.125%, 03/15/34	290
200	1.875%, 09/15/18	343
2,585	Live Nation Entertainment, Inc., 2.500%, 05/15/19	2,832
1,145	Newpark Resources, Inc., 4.000%, 10/01/17	1,230
1,460	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	1,974
85	Terex Corp., 4.000%, 06/01/15	140
1,855	Web.com Group, Inc., 1.000%, 08/15/18	1,824
1,310	WebMD Health Corp., 1.500%, 12/01/20	1,448

		22,924

	Total Convertible Bonds (Cost $24,397)	25,107

Corporate Bonds — 53.4%
	Argentina — 0.4%
	YPF S.A.,
2,040	8.500%, 07/28/25 (e)	2,081
590	8.750%, 04/04/24 (e)	609
990	Reg. S, 8.875%, 12/19/18	1,064

		3,754

	Australia — 0.0% (g)
180	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	185
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	36

		221

	Austria — 0.0% (g)
286	Sappi Papier Holding GmbH, 8.375%, 06/15/19 (e)	304

	Bahamas — 0.0% (g)
135	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	124

	Belgium — 0.2%
EUR 1,500	Ontex Group N.V., Reg. S, 4.750%, 11/15/21	1,767

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Bermuda — 0.1%
860	Aircastle Ltd., 7.625%, 04/15/20	995
200	Seadrill Ltd., 6.625%, 09/15/20 (e)	162
36	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	40

		1,197

	Canada — 1.7%
555	1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22 (e)	576
	Baytex Energy Corp.,
100	5.125%, 06/01/21 (e)	97
75	5.625%, 06/01/24 (e)	73
	Bombardier, Inc.,
40	4.750%, 04/15/19 (e)	39
139	5.500%, 09/15/18 (e)	137
169	6.125%, 01/15/23 (e)	154
11	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	11
192	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)	193
230	Cascades, Inc., 5.500%, 07/15/22 (e)	229
213	Concordia Healthcare Corp., 7.000%, 04/15/23 (e)	214
	First Quantum Minerals Ltd.,
423	6.750%, 02/15/20 (e)	414
18	7.000%, 02/15/21 (e)	17
25	Garda World Security Corp., 7.250%, 11/15/21 (e)	25
125	HudBay Minerals, Inc., 9.500%, 10/01/20	134
20	KGHM International Ltd., 7.750%, 06/15/19 (e)	21
325	Lundin Mining Corp., 7.875%, 11/01/22 (e)	352
92	Masonite International Corp., 5.625%, 03/15/23 (e)	95
245	Mattamy Group Corp., 6.500%, 11/15/20 (e)	238
800	MEG Energy Corp., 6.375%, 01/30/23 (e)	756
280	New Gold, Inc., 6.250%, 11/15/22 (e)	280
171	NOVA Chemicals Corp., 5.000%, 05/01/25 (e)	175
230	Novelis, Inc., 8.750%, 12/15/20	245
227	Open Text Corp., 5.625%, 01/15/23 (e)	229
2,600	Pacific Rubiales Energy Corp., Reg. S, 5.125%, 03/28/23	2,067
350	Precision Drilling Corp., 5.250%, 11/15/24	308
1,070	Quebecor Media, Inc., 5.750%, 01/15/23	1,110
115	Taseko Mines Ltd., 7.750%, 04/15/19	89
1,620	Transcanada Trust, VAR, 5.625%, 05/20/75	1,648
400	Ultra Petroleum Corp., 6.125%, 10/01/24 (e)	368
	Valeant Pharmaceuticals International, Inc.,
345	5.375%, 03/15/20 (e)	360
195	5.500%, 03/01/23 (e)	199
85	5.625%, 12/01/21 (e)	88
1,660	5.875%, 05/15/23 (e)	1,720
395	6.125%, 04/15/25 (e)	411
205	6.375%, 10/15/20 (e)	219
175	6.750%, 08/15/18 (e)	185
100	6.750%, 08/15/21 (e)	105
2,465	7.250%, 07/15/22 (e)	2,637
100	7.500%, 07/15/21 (e)	109

EUR 1,000	Reg. S, 4.500%, 05/15/23	1,112
300	Videotron Ltd., 5.375%, 06/15/24 (e)	311

		17,750

	Cayman Islands — 1.0%
4,000	Country Garden Holdings Co., Ltd., Reg. S, 7.500%, 01/10/23	4,010
1,200	MAF Global Securities Ltd., Reg. S, 4.750%, 05/07/24	1,265
2,556	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	2,287
275	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	245
	Transocean, Inc.,
724	6.375%, 12/15/21	681
191	6.500%, 11/15/20	182
200	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	200
900	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	981

		9,851

	Chile — 1.2%
7,400	Cencosud S.A., 5.150%, 02/12/25 (e)	7,493
1,980	Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)	1,978
1,720	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	1,696
870	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	872

		12,039

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Croatia — 0.2%
EUR 1,250	Agrokor d.d., Reg. S, 9.125%, 02/01/20	1,517
400	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	419

		1,936

	Denmark — 0.0% (g)
GBP 195	Danske Bank A/S, VAR, 5.375%, 09/29/21	317

	France — 2.0%
EUR 1,200	Autodis S.A., Reg. S, 6.500%, 02/01/19	1,378
EUR 1,550	Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22	1,802
EUR 800	Faurecia, 3.125%, 06/15/22	875
EUR 1,400	Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20	1,638
EUR 1,050	Italcementi Finance S.A., SUB, 6.625%, 03/19/20	1,333
EUR 1,300	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	1,496
EUR 1,100	Lafarge S.A., Reg. S, 4.750%, 09/30/20	1,426
EUR 1,600	Novafives SAS, Reg. S, 4.500%, 06/30/21	1,749
	Numericable-SFR SAS,
EUR 2,650	5.375%, 05/15/22 (e)	3,045
1,200	6.000%, 05/15/22 (e)	1,211
250	6.250%, 05/15/24 (e)	253
EUR 1,000	Renault S.A., 3.125%, 03/05/21	1,211
EUR 1,200	Rexel S.A., Reg. S, 5.125%, 06/15/20	1,407
EUR 1,550	SMCP SAS, Reg. S, 8.875%, 06/15/20	1,847

		20,671

	Germany — 1.6%
EUR 2,250	Bayer AG, VAR, 3.000%, 07/01/75	2,563
EUR 1,400	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	1,688
EUR 1,350	Deutsche Raststaetten Gruppe IV GmbH, Reg. S, 6.750%, 12/30/20	1,609
EUR 1,450	HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21	1,728
EUR 540	KraussMaffei Group GmbH, Reg. S, 8.750%, 12/15/20	648
EUR 1,575	Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19	1,799
EUR 950	Techem GmbH, Reg. S, 6.125%, 10/01/19	1,099
EUR 1,650	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	1,944
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
200	5.000%, 01/15/25 (e)	199
200	5.500%, 01/15/23 (e)	206
EUR 1,665	Reg. S, 5.125%, 01/21/23	1,943
EUR 1,050	WEPA Hygieneprodukte GmbH, Reg. S, 6.500%, 05/15/20	1,245

		16,671

	Hong Kong — 0.5%
3,800	Bank of East Asia Ltd. (The), VAR, 4.250%, 11/20/24	3,825
860	CITIC Ltd., Reg. S, 6.800%, 01/17/23	1,010

		4,835

	India — 0.4%
4,000	JSW Steel Ltd., 4.750%, 11/12/19	3,820

	Ireland — 0.8%
	Ardagh Packaging Finance plc,
1,100	9.125%, 10/15/20 (e)	1,177
EUR 1,500	Reg. S, 9.250%, 10/15/20	1,759
300	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.000%, 06/30/21 (e)	302

	Bank of Ireland,
EUR 820	3.250%, 01/15/19	966
EUR 1,247	VAR, 4.250%, 06/11/24	1,403
EUR 280	Cloverie plc for Swiss Reinsurance Co., Ltd., Reg. S, VAR, 6.625%, 09/01/42	399
EUR 1,850	Smurfit Kappa Acquisitions, Reg. S, 3.250%, 06/01/21	2,126

		8,132

	Italy — 1.2%
EUR 1,400	Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42	1,940
EUR 455	Banco Popolare SC, 3.500%, 03/14/19	519
EUR 1,300	Cerved Group S.p.A., Reg. S, 8.000%, 01/15/21	1,556
	Enel S.p.A.,
EUR 1,550	VAR, 6.500%, 01/10/74	1,912
GBP 200	VAR, 7.750%, 09/10/75	343
EUR 350	Intesa Sanpaolo S.p.A., 6.625%, 09/13/23	485
EUR 1,200	Rhino Bondco S.p.A, Reg. S, 7.250%, 11/15/20	1,414
EUR 2,200	Telecom Italia S.p.A., 3.250%, 01/16/23	2,511
EUR 1,210	UniCredit S.p.A., Reg. S, 6.950%, 10/31/22	1,605

		12,285

	Japan — 0.0% (g)
200	SoftBank Corp., 4.500%, 04/15/20 (e)	206

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — 3.7%
2,735	Actavis Funding SCS, 3.000%, 03/12/20	2,773
	Altice Financing S.A.,
700	6.625%, 02/15/23 (e)	726
EUR 1,500	Reg. S, 5.250%, 02/15/23	1,713
200	Altice Finco S.A., 7.625%, 02/15/25 (e)	205
	Altice S.A.,
EUR 2,100	7.250%, 05/15/22 (e)	2,376
700	7.625%, 02/15/25 (e)	691
450	7.750%, 05/15/22 (e)	454
	ArcelorMittal,
EUR 1,500	2.875%, 07/06/20	1,642
60	5.125%, 06/01/20	61
50	5.250%, 02/25/17	52
1,350	7.000%, 02/25/22	1,475
50	10.600%, 06/01/19	60
EUR 1,500	Auris Luxembourg II S.A., Reg. S, 8.000%, 01/15/23	1,795
45	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	45
100	Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)	102
600	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	630
EUR 1,550	Fiat Chrysler Finance Europe, 4.750%, 07/15/22	1,844
EUR 1,700	Galapagos Holding S.A., Reg. S, 7.000%, 06/15/22	1,802
EUR 1,050	Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18	1,087
EUR 1,100	Gestamp Funding Luxembourg S.A., Reg. S, 5.875%, 05/31/20	1,280
	INEOS Group Holdings S.A.,
750	5.875%, 02/15/19 (e)	763
EUR 1,675	Reg. S, 5.750%, 02/15/19	1,886
	Intelsat Jackson Holdings S.A.,
690	5.500%, 08/01/23	634
872	6.625%, 12/15/22	811
130	7.250%, 04/01/19	133
500	7.250%, 10/15/20	507
1,945	7.500%, 04/01/21	1,974
	Intelsat Luxembourg S.A.,
5	6.750%, 06/01/18	5
955	7.750%, 06/01/21	862
200	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	192
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
175	4.875%, 04/15/20 (e)	179
145	5.500%, 04/15/25 (e)	146
311	5.750%, 08/01/22 (e)	326
EUR 850	Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22	902
49	NII International Telecom S.C.A., 7.875%, 08/15/19 (d) (e)	45
EUR 1,650	Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19	1,903
EUR 200	Play Topco S.A., 7.750% (cash), Reg. S, 02/28/20 (v)	227
EUR 1,300	SIG Combibloc Holdings S.C.A., Reg. S, 7.750%, 02/15/23	1,519
EUR 1,250	Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22	1,491
	Wind Acquisition Finance S.A.,
EUR 1,800	7.000%, 04/23/21 (e)	2,121
600	7.375%, 04/23/21 (e)	626

		38,065

	Mexico — 0.5%
1,850	Alfa S.A.B. de C.V., Reg. S, 6.875%, 03/25/44	1,979
	Cemex S.A.B. de C.V.,
1,250	5.700%, 01/11/25 (e)	1,231
200	6.125%, 05/05/25 (e)	203
1,940	Elementia S.A.B. de C.V., 5.500%, 01/15/25 (e)	1,984

		5,397

	Morocco — 0.4%
	OCP S.A.,
1,710	4.500%, 10/22/25 (e)	1,667
1,900	Reg. S, 5.625%, 04/25/24	2,027

		3,694

	Netherlands — 2.0%
EUR 820	ABN AMRO Bank N.V., 6.375%, 04/27/21	1,138
900	Bluewater Holding B.V., Reg. S, 10.000%, 12/10/19 (e)	857
400	EDP Finance B.V., 5.250%, 01/14/21 (e)	429
	Fiat Chrysler Automobiles N.V.,
273	4.500%, 04/15/20 (e)	278
200	5.250%, 04/15/23 (e)	201

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Netherlands — continued
EUR 750	Grupo Antolin Dutch B.V., Reg. S, 4.750%, 04/01/21	856
EUR 1,100	InterXion Holding N.V., Reg. S, 6.000%, 07/15/20	1,280
1,000	NXP B.V./NXP Funding LLC, 5.750%, 02/15/21 (e)	1,055
4,970	Petrobras Global Finance B.V., 5.375%, 01/27/21	4,839
EUR 650	PortAventura Entertainment Barcelona B.V., Reg. S, 7.250%, 12/01/20	755
	Schaeffler Finance B.V.,
600	4.750%, 05/15/21 (e)	613
EUR 2,300	Reg. S, 3.500%, 05/15/22	2,583
	Sensata Technologies B.V.,
129	5.000%, 10/01/25 (e)	130
1,600	5.625%, 11/01/24 (e)	1,706
EUR 2,400	UPC Holding B.V., Reg. S, 6.375%, 09/15/22	2,849
EUR 1,300	Ziggo Bond Finance B.V., Reg. S, 4.625%, 01/15/25	1,457

		21,026

	Norway — 0.2%
EUR 2,000	Lock A.S., Reg. S, 7.000%, 08/15/21	2,367

	Peru — 0.1%
900	Minsur S.A., Reg. S, 6.250%, 02/07/24	995

	Singapore — 0.0% (g)
200	Flextronics International Ltd., 5.000%, 02/15/23	210

	South Korea — 0.4%
3,700	Woori Bank, 4.750%, 04/30/24 (e)	3,905

		3,905

	Spain — 0.3%
EUR 1,200	CaixaBank S.A., VAR, 5.000%, 11/14/23	1,418
EUR 1,200	Campofrio Food Group S.A., Reg. S, 3.375%, 03/15/22	1,341

		2,759

	Sweden — 0.3%
EUR 500	Dometic Group AB, 9.500% (cash), Reg. S, 06/26/19 (v)	559
EUR 1,000	TVN Finance Corp. III AB, Reg. S, 7.375%, 12/15/20	1,214
EUR 1,200	Volvo Treasury AB, VAR, 4.200%, 06/10/75	1,353

		3,126

	Switzerland — 0.8%
	Credit Suisse AG,
1,938	6.500%, 08/08/23 (e)	2,197
EUR 1,350	VAR, 5.750%, 09/18/25	1,703
	UBS AG,
1,404	5.125%, 05/15/24	1,431
250	Reg. S, VAR, 4.750%, 05/22/23	256
EUR 1,900	VAR, 4.750%, 02/12/26	2,285

		7,872

	Turkey — 0.6%
3,800	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	3,795
1,940	Turkiye Halk Bankasi A.S., 4.750%, 06/04/19 (e)	1,955

		5,750

	United Arab Emirates — 0.1%
860	Abu Dhabi National Energy Co. PJSC, 3.875%, 05/06/24 (e)	879

	United Kingdom — 4.5%
EUR 769	Aviva plc, VAR, 6.125%, 07/05/43	1,026

	Barclays Bank plc,
1,550	7.625%, 11/21/22	1,802
1,550	VAR, 7.750%, 04/10/23	1,716
GBP 1,300	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	1,890
915	BP Capital Markets plc, 3.062%, 03/17/22	924
175	CEVA Group plc, 4.000%, 05/01/18 (e)	162
4,660	China Cinda Finance 2015 I Ltd., 3.125%, 04/23/20 (e)	4,594
EUR 1,600	EC Finance plc, Reg. S, 5.125%, 07/15/21	1,851
GBP 550	Heathrow Finance plc, 7.125%, 03/01/17	910
	International Game Technology plc,
975	6.250%, 02/15/22 (e)	946
EUR 1,500	Reg. S, 4.125%, 02/15/20	1,664
	Jaguar Land Rover Automotive plc,
500	4.125%, 12/15/18 (e)	513
200	4.250%, 11/15/19 (e)	206
GBP 1,300	Reg. S, 5.000%, 02/15/22	2,110
	Matalan Finance plc,
GBP 900	6.875%, 06/01/19 (e)	1,410
GBP 300	Reg. S, 8.875%, 06/01/20	477
EUR 1,500	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	1,627
GBP 710	NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73	1,199

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — continued
GBP 500	Odeon & UCI Finco plc, Reg. S, 9.000%, 08/01/18	795
EUR 1,350	OTE plc, 3.500%, 07/09/20	1,325
GBP 850	Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22	1,389
GBP 650	Pizzaexpress Financing 2 plc, Reg. S, 6.625%, 08/01/21	1,048
GBP 1,500	Priory Group No. 3 plc, Reg. S, 8.875%, 02/15/19	2,396
GBP 1,400	R&R Ice Cream plc, 5.500%, 05/15/20 (e)	2,209
1,645	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	1,814
2,256	Santander UK plc, 5.000%, 11/07/23 (e)	2,376
600	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)	484
400	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	397
GBP 1,050	Tesco plc, 5.000%, 03/24/23	1,665
200	Virgin Media Finance plc, 5.750%, 01/15/25 (e)	205
GBP 1,800	Virgin Media Secured Finance plc, Reg. S, 6.000%, 04/15/21	2,893
GBP 975	Vougeot Bidco plc, Reg. S, 7.875%, 07/15/20	1,606

		45,629

	United States — 28.2%
200	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	211
	Acadia Healthcare Co., Inc.,
55	5.625%, 02/15/23 (e)	56
100	6.125%, 03/15/21	104
530	ACCO Brands Corp., 6.750%, 04/30/20	564
307	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	181
75	Activision Blizzard, Inc., 5.625%, 09/15/21 (e)	80
	ADT Corp. (The),
552	4.125%, 06/15/23	517
700	6.250%, 10/15/21	751
	Advanced Micro Devices, Inc.,
225	6.750%, 03/01/19	200
369	7.000%, 07/01/24	310
11	7.500%, 08/15/22	10
	AECOM,
365	5.750%, 10/15/22 (e)	378
125	5.875%, 10/15/24 (e)	130
500	AES Corp., 5.500%, 04/15/25	491
130	AK Steel Corp., 8.750%, 12/01/18	137
130	Alabama Power Co., 4.150%, 08/15/44	132
370	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	400
15	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	16
	Alcoa, Inc.,
725	5.125%, 10/01/24	774
250	5.400%, 04/15/21	272
300	5.900%, 02/01/27	327
250	Aleris International, Inc., 7.875%, 11/01/20	259
156	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	157
	Ally Financial, Inc.,
1,420	4.125%, 03/30/20	1,420
220	4.625%, 03/30/25	216
250	4.750%, 09/10/18	259
240	8.000%, 12/31/18	269
775	8.000%, 03/15/20	916
365	8.000%, 11/01/31	449
200	Altice US Finance I Corp., 5.375%, 07/15/23 (e)	200
	Altria Group, Inc.,
1,705	2.625%, 01/14/20	1,718
1,815	4.250%, 08/09/42	1,675
230	AMC Entertainment, Inc., 5.875%, 02/15/22	240
1,105	American Airlines 2015-1 Class B Pass-Through Trust, 3.700%, 05/01/23	1,094
	American Axle & Manufacturing, Inc.,
500	6.250%, 03/15/21	529
448	6.625%, 10/15/22	481
325	American International Group, Inc., 6.250%, 03/15/37	358
900	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	931
	Amkor Technology, Inc.,
515	6.375%, 10/01/22	528
550	6.625%, 06/01/21	562
100	Amsurg Corp., 5.625%, 11/30/20	102
500	Antero Resources Corp., 5.375%, 11/01/21	506
1,870	Apple, Inc., 2.500%, 02/09/25	1,787

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
633	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	671
500	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	514
425	Ashland, Inc., 4.750%, 08/15/22	433
	Ashtead Capital, Inc.,
300	5.625%, 10/01/24 (e)	313
1,000	6.500%, 07/15/22 (e)	1,073
	AT&T, Inc.,
5,280	3.400%, 05/15/25	5,135
1,325	4.300%, 12/15/42	1,195
	Audatex North America, Inc.,
1,214	6.000%, 06/15/21 (e)	1,267
520	6.125%, 11/01/23 (e)	541
	Avaya, Inc.,
810	7.000%, 04/01/19 (e)	810
221	10.500%, 03/01/21 (e)	189
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
17	5.125%, 06/01/22 (e)	17
75	5.250%, 03/15/25 (e)	73
795	5.500%, 04/01/23	815
1,040	Bank of America Corp., 4.250%, 10/22/26	1,047
25	Basic Energy Services, Inc., 7.750%, 02/15/19	21
905	Berkshire Hathaway Energy Co., 4.500%, 02/01/45	925
400	Berry Plastics Corp., 5.500%, 05/15/22	409
	Biomet, Inc.,
800	6.500%, 08/01/20	846
100	6.500%, 10/01/20	105
279	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	289
235	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	243
82	Boyd Gaming Corp., 6.875%, 05/15/23	83
500	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22	440
231	Building Materials Corp. of America, 5.375%, 11/15/24 (e)	233
157	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	165
1,340	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,365
	Cablevision Systems Corp.,
233	7.750%, 04/15/18	255
276	8.000%, 04/15/20	304
250	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	205
	California Resources Corp.,
550	5.500%, 09/15/21	521
795	6.000%, 11/15/24	732
1,500	Calpine Corp., 6.000%, 01/15/22 (e)	1,605
400	Casella Waste Systems, Inc., 7.750%, 02/15/19	411
	CCO Holdings LLC/CCO Holdings Capital Corp.,
154	5.125%, 05/01/23 (e)	155
131	5.375%, 05/01/25 (e)	132
405	5.750%, 09/01/23	418
331	6.500%, 04/30/21	348
1,500	6.625%, 01/31/22	1,596
1,300	7.375%, 06/01/20	1,384
	CDW LLC/CDW Finance Corp.,
48	5.000%, 09/01/23	49
165	5.500%, 12/01/24	173
450	Cemex Finance LLC, 9.375%, 10/12/22 (e)	508
201	Centene Corp., 4.750%, 05/15/22	211
355	Central Garden & Pet Co., 8.250%, 03/01/18	364
	CenturyLink, Inc.,
155	5.625%, 04/01/25 (e)	150
200	Series T, 5.800%, 03/15/22	205
845	Series W, 6.750%, 12/01/23	902
125	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	118
1,025	Chesapeake Energy Corp., 6.625%, 08/15/20	1,071
65	Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)	56
204	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	222
	CHS/Community Health Systems, Inc.,
200	5.125%, 08/01/21	207
200	6.875%, 02/01/22	214
135	Cincinnati Bell, Inc., 8.375%, 10/15/20	143
90	Cinemark USA, Inc., 5.125%, 12/15/22	92
1,805	Cisco Systems, Inc., 5.500%, 01/15/40	2,112

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	CIT Group, Inc.,
29	3.875%, 02/19/19	29
1,220	5.000%, 08/15/22	1,254
491	5.250%, 03/15/18	513
400	5.375%, 05/15/20	424
995	5.500%, 02/15/19 (e)	1,051
200	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	209
2,690	Citigroup, Inc., 2.400%, 02/18/20	2,685
	Claire’s Stores, Inc.,
250	6.125%, 03/15/20 (e)	205
68	8.875%, 03/15/19	33
880	9.000%, 03/15/19 (e)	781
	Clear Channel Worldwide Holdings, Inc.,
3,080	Series B, 6.500%, 11/15/22	3,261
1,175	Series B, 7.625%, 03/15/20	1,243
100	Clearwater Paper Corp., 4.500%, 02/01/23	98
75	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	61
155	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	119
302	Coeur Mining, Inc., 7.875%, 02/01/21	260
600	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	600
1,750	Comcast Corp., 3.375%, 02/15/25	1,776
	Commercial Metals Co.,
200	4.875%, 05/15/23	190
75	7.350%, 08/15/18	81
190	CommScope, Inc., 5.500%, 06/15/24 (e)	189
	Comstock Resources, Inc.,
150	9.500%, 06/15/20	73
562	10.000%, 03/15/20 (e)	542
530	Concho Resources, Inc., 5.500%, 04/01/23	538
450	CONSOL Energy, Inc., 5.875%, 04/15/22	420
17	Constellation Brands, Inc., 4.750%, 11/15/24	18
137	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	155
	Corrections Corp. of America,
250	4.125%, 04/01/20	254
300	4.625%, 05/01/23	299
733	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	771
261	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	272
760	Crown Castle International Corp., 5.250%, 01/15/23	801
250	CSC Holdings LLC, 6.750%, 11/15/21	272
80	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	76
1,195	CVS Health Corp., 5.300%, 12/05/43	1,368
600	Dana Holding Corp., 6.000%, 09/15/23	634
210	Darling Ingredients, Inc., 5.375%, 01/15/22	211
740	DCP Midstream Operating LP, 3.875%, 03/15/23	707
312	Dean Foods Co., 6.500%, 03/15/23 (e)	324
53	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	56
835	Denbury Resources, Inc., 4.625%, 07/15/23	762
455	Diamondback Energy, Inc., 7.625%, 10/01/21	489
	DISH DBS Corp.,
1,170	5.875%, 07/15/22	1,193
1,092	5.875%, 11/15/24	1,095
1,891	6.750%, 06/01/21	2,020
210	7.875%, 09/01/19	237
500	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	515
1,155	Dominion Resources, Inc., 3.625%, 12/01/24	1,172
110	DS Services of America, Inc., 10.000%, 09/01/21 (e)	129
4	DuPont Fabros Technology LP, 5.875%, 09/15/21	4
	Dynegy, Inc.,
115	6.750%, 11/01/19 (e)	122
910	7.375%, 11/01/22 (e)	969
35	7.625%, 11/01/24 (e)	37
203	E*TRADE Financial Corp., 5.375%, 11/15/22	212
175	Eagle Spinco, Inc., 4.625%, 02/15/21	173
1,294	Edgewell Personal Care Co., 5.500%, 06/15/25 (e)	1,294
1,063	Embarq Corp., 7.995%, 06/01/36	1,220
565	Emdeon, Inc., 11.000%, 12/31/19	619
125	Endo Finance LLC/Endo Finco, Inc., 7.000%, 07/15/19 (e)	130
285	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25 (e)	289
75	EnerSys, 5.000%, 04/30/23 (e)	76

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	EP Energy LLC/Everest Acquisition Finance, Inc.,
400	7.750%, 09/01/22	420
1,300	9.375%, 05/01/20	1,412
	Equinix, Inc.,
38	5.375%, 01/01/22	39
300	5.375%, 04/01/23	309
27	5.750%, 01/01/25	28
466	Evolution Escrow Issuer LLC, 7.500%, 03/15/22 (e)	464
	EXCO Resources, Inc.,
200	7.500%, 09/15/18	138
150	8.500%, 04/15/22	88
1,715	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,894
151	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	157
	First Data Corp.,
391	6.750%, 11/01/20 (e)	417
1,075	7.375%, 06/15/19 (e)	1,118
2,212	8.250%, 01/15/21 (e)	2,359
251	11.750%, 08/15/21	287
335	12.625%, 01/15/21	392
550	8.750% (cash), 01/15/22 (e) (v)	589
385	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	416
2,000	Ford Motor Credit Co. LLC, 3.664%, 09/08/24	2,008
2,740	Freeport-McMoRan, Inc., 3.550%, 03/01/22	2,591
12	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	13
	Fresenius Medical Care U.S. Finance II, Inc.,
420	4.125%, 10/15/20 (e)	428
295	4.750%, 10/15/24 (e)	300
250	5.875%, 01/31/22 (e)	271
	Frontier Communications Corp.,
250	6.250%, 09/15/21	241
70	8.125%, 10/01/18	77
233	8.500%, 04/15/20	250
187	8.750%, 04/15/22	195
370	9.250%, 07/01/21	405
	General Electric Capital Corp.,
2,610	3.450%, 05/15/24	2,741
1,315	VAR, 6.375%, 11/15/67	1,433
	General Motors Co.,
40	3.500%, 10/02/18	41
1,055	4.000%, 04/01/25	1,051
100	4.875%, 10/02/23	107
520	6.250%, 10/02/43	602
2,395	General Motors Financial Co., Inc., 4.250%, 05/15/23	2,457
125	GenOn Energy, Inc., 9.875%, 10/15/20	129
	Geo Group, Inc. (The),
200	5.875%, 01/15/22	211
1,000	6.625%, 02/15/21	1,053
	Goldman Sachs Group, Inc. (The),
630	3.500%, 01/23/25	623
1,850	3.850%, 07/08/24	1,889
1,200	5.150%, 05/22/45	1,225
35	Goodman Networks, Inc., 12.125%, 07/01/18	30
	Goodyear Tire & Rubber Co. (The),
475	7.000%, 05/15/22	520
292	8.250%, 08/15/20	307
1,000	8.750%, 08/15/20	1,203
575	Gray Television, Inc., 7.500%, 10/01/20	612
	H.J. Heinz Co.,
100	4.250%, 10/15/20	102
680	4.875%, 02/15/25 (e)	733
300	Halcon Resources Corp., 9.250%, 02/15/22	209
	Harland Clarke Holdings Corp.,
150	6.875%, 03/01/20 (e)	151
10	9.250%, 03/01/21 (e)	9
630	Harris Corp., 5.054%, 04/27/45	626
	HCA, Inc.,
300	5.000%, 03/15/24	313
1,125	5.375%, 02/01/25	1,159
100	6.500%, 02/15/20	111
2,275	7.500%, 02/15/22	2,662
	HD Supply, Inc.,
1,250	5.250%, 12/15/21 (e)	1,300
200	7.500%, 07/15/20	216
600	Headwaters, Inc., 7.250%, 01/15/19	630
	HealthSouth Corp.,
250	5.125%, 03/15/23	256
174	5.750%, 11/01/24	180

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
375	Hecla Mining Co., 6.875%, 05/01/21	355
	Hertz Corp. (The),
250	6.250%, 10/15/22	257
2,367	7.375%, 01/15/21	2,476
	Hexion, Inc.,
2,670	6.625%, 04/15/20	2,516
163	10.000%, 04/15/20 (e)	173
	Hilcorp Energy I LP/Hilcorp Finance Co.,
675	5.000%, 12/01/24 (e)	657
125	7.625%, 04/15/21 (e)	130
1,215	Hologic, Inc., 6.250%, 08/01/20	1,259
250	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	260
	Huntsman International LLC,
1,050	4.875%, 11/15/20	1,066
400	5.125%, 11/15/22 (e)	401
600	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	627
681	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	714
525	iHeartCommunications, Inc., 9.000%, 12/15/19	516
30	IHS, Inc., 5.000%, 11/01/22 (e)	30
500	ILFC E-Capital Trust I, VAR, 4.090%, 12/21/65 (e)	488
535	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	527
550	IMS Health, Inc., 6.000%, 11/01/20 (e)	572
1,500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	1,526
400	Infor U.S., Inc., 6.500%, 05/15/22 (e)	416
	International Lease Finance Corp.,
1,235	3.875%, 04/15/18	1,264
650	4.625%, 04/15/21	678
870	5.875%, 08/15/22	961
515	6.250%, 05/15/19	572
320	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	334
515	Iron Mountain, Inc., 5.750%, 08/15/24	528
	Isle of Capri Casinos, Inc.,
135	5.875%, 03/15/21 (e)	139
100	8.875%, 06/15/20	109
15	Jarden Corp., 7.500%, 05/01/17	17
	JBS USA LLC/JBS USA Finance, Inc.,
236	5.750%, 06/15/25 (e)	238
1,137	5.875%, 07/15/24 (e)	1,166
545	7.250%, 06/01/21 (e)	576
260	8.250%, 02/01/20 (e)	277
435	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	430
260	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	216
5	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15 (i)	5
770	Kinder Morgan Energy Partners LP, 5.400%, 09/01/44	739
650	Kindred Healthcare, Inc., 8.750%, 01/15/23 (e)	722
500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	538
50	Lamar Media Corp., 5.875%, 02/01/22	53
	Lennar Corp.,
125	4.500%, 06/15/19	128
225	Series B, 12.250%, 06/01/17	268
	Level 3 Communications, Inc.,
1,488	5.750%, 12/01/22	1,520
	Level 3 Financing, Inc.,
103	5.125%, 05/01/23 (e)	103
188	5.375%, 08/15/22	192
362	5.375%, 05/01/25 (e)	360
48	5.625%, 02/01/23 (e)	50
800	7.000%, 06/01/20	857
5	VAR, 3.914%, 01/15/18	5
250	LIN Television Corp., 5.875%, 11/15/22 (e)	256
800	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	690
230	M/I Homes, Inc., 8.625%, 11/15/18	239
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
500	4.500%, 07/15/23	494
444	4.875%, 12/01/24	448
1,000	4.875%, 06/01/25	994
124	Masco Corp., 4.450%, 04/01/25	127
550	MasTec, Inc., 4.875%, 03/15/23	513
75	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	73
	Mercer International, Inc.,
125	7.000%, 12/01/19	132

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
227	7.750%, 12/01/22	244
	Meritage Homes Corp.,
150	7.000%, 04/01/22	161
75	7.150%, 04/15/20	81
	MetLife, Inc.,
1,920	3.000%, 03/01/25	1,893
435	6.400%, 12/15/36	497
	MGM Resorts International,
920	6.000%, 03/15/23	953
295	6.750%, 10/01/20	320
1,545	7.750%, 03/15/22	1,750
600	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	633
	Micron Technology, Inc.,
492	5.250%, 08/01/23 (e)	492
35	5.500%, 02/01/25 (e)	35
600	5.875%, 02/15/22	630
1,390	Microsoft Corp., 4.875%, 12/15/43	1,545
235	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	243
	Momentive Performance Materials, Inc.,
350	3.880%, 10/24/21	315
350	8.875%, 10/15/20 (d) (i)	–
3,110	Morgan Stanley, 3.700%, 10/23/24	3,169
846	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	905
450	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	476
155	MSCI, Inc., 5.250%, 11/15/24 (e)	162
65	Mustang Merger Corp., 8.500%, 08/15/21 (e)	66
500	National Financial Partners Corp., 9.000%, 07/15/21 (e)	506
530	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	509
	Navient Corp.,
365	5.875%, 03/25/21	367
705	8.000%, 03/25/20	795
90	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	92
285	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	260
280	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	271
29	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	31
5	NCR Corp., 6.375%, 12/15/23	5
1,700	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	1,823
	Netflix, Inc.,
300	5.500%, 02/15/22 (e)	313
200	5.750%, 03/01/24	209
	New Albertsons, Inc.,
197	7.450%, 08/01/29	191
53	8.000%, 05/01/31	52
22	8.700%, 05/01/30	23
620	Newfield Exploration Co., 5.375%, 01/01/26	642
	Nexstar Broadcasting, Inc.,
230	6.125%, 02/15/22 (e)	240
665	6.875%, 11/15/20	707
1,585	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	1,591
69	NII Capital Corp., 7.625%, 04/01/21 (d)	19
	NRG Energy, Inc.,
500	7.875%, 05/15/21	535
500	8.250%, 09/01/20	526
55	Nucor Corp., 5.200%, 08/01/43	59
5	Oasis Petroleum, Inc., 6.875%, 03/15/22	5
200	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	151
	Omnicare, Inc.,
280	4.750%, 12/01/22	304
190	5.000%, 12/01/24	210
1,455	Oracle Corp., 4.500%, 07/08/44	1,487
8	Orbital ATK, Inc., 5.250%, 10/01/21 (e)	8
44	Oshkosh Corp., 5.375%, 03/01/25 (e)	46
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
5	5.250%, 02/15/22	5
150	5.625%, 02/15/24	157
303	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	324
	Parker Drilling Co.,
150	6.750%, 07/15/22	130
50	7.500%, 08/01/20	46
1,100	Party City Holdings, Inc., 8.875%, 08/01/20	1,184

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
284	Peabody Energy Corp., 10.000%, 03/15/22 (e)	219
300	Penn Virginia Corp., 8.500%, 05/01/20	284
500	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	524
675	Phillips 66, 4.875%, 11/15/44	682
696	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	706
153	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	161
113	Platform Specialty Products Corp., 6.500%, 02/01/22 (e)	119
175	PolyOne Corp., 5.250%, 03/15/23	177
	Post Holdings, Inc.,
1,007	6.750%, 12/01/21 (e)	997
1,300	7.375%, 02/15/22	1,330
1,630	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	1,498
10	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	10
300	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	287
	Prudential Financial, Inc.,
660	4.600%, 05/15/44	662
235	VAR, 5.875%, 09/15/42	253
EUR 1,600	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,819
	QEP Resources, Inc.,
75	5.250%, 05/01/23	75
515	5.375%, 10/01/22	518
15	Quad/Graphics, Inc., 7.000%, 05/01/22	15
	Qwest Capital Funding, Inc.,
24	6.875%, 07/15/28	24
11	7.750%, 02/15/31	12
50	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	58
150	Radio Systems Corp., 8.375%, 11/01/19 (e)	162
250	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	245
144	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	153
1,250	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,273
745	Regal Entertainment Group, 5.750%, 03/15/22	767
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,107	5.000%, 10/01/22	3,249
550	5.500%, 04/15/23	569
500	Revlon Consumer Products Corp., 5.750%, 02/15/21	501
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,100	5.750%, 10/15/20	1,145
1,100	6.875%, 02/15/21	1,161
600	9.000%, 04/15/19	624
120	9.875%, 08/15/19	127
840	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23 (e)	840
250	Rice Energy, Inc., 7.250%, 05/01/23 (e)	260
	Rite Aid Corp.,
250	6.125%, 04/01/23 (e)	260
200	8.000%, 08/15/20	210
107	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	112
150	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	149
	Rosetta Resources, Inc.,
175	5.625%, 05/01/21	185
500	5.875%, 06/01/22	534
100	5.875%, 06/01/24	108
15	RR Donnelley & Sons Co., 6.500%, 11/15/23	16
31	RSP Permian, Inc., 6.625%, 10/01/22 (e)	32
43	Sabine Oil & Gas Corp., 9.750%, 02/15/17	8
	Sabine Pass Liquefaction LLC,
500	5.625%, 04/15/23	509
1,100	5.625%, 03/01/25 (e)	1,100
604	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	615
250	SBA Communications Corp., 4.875%, 07/15/22 (e)	251
	Scientific Games International, Inc.,
165	7.000%, 01/01/22 (e)	172
385	10.000%, 12/01/22	373
200	Sealed Air Corp., 8.375%, 09/15/21 (e)	225
225	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	227
3,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	3,257

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
850	Service Corp. International, 5.375%, 01/15/22	905
25	SESI LLC, 6.375%, 05/01/19	26
307	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	344
	Sinclair Television Group, Inc.,
250	5.375%, 04/01/21	255
500	5.625%, 08/01/24 (e)	505
750	6.375%, 11/01/21	791
	Sirius XM Radio, Inc.,
265	4.625%, 05/15/23 (e)	256
163	5.375%, 04/15/25 (e)	163
580	5.750%, 08/01/21 (e)	604
800	5.875%, 10/01/20 (e)	833
1,000	6.000%, 07/15/24 (e)	1,038
	SITEL LLC/Sitel Finance Corp.,
11	11.000%, 08/01/17 (e)	11
22	11.500%, 04/01/18	20
300	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	310
750	SM Energy Co., 6.500%, 11/15/21	784
	Smithfield Foods, Inc.,
118	5.250%, 08/01/18 (e)	120
710	5.875%, 08/01/21 (e)	744
325	6.625%, 08/15/22	351
3,970	Southern Copper Corp., 5.875%, 04/23/45	3,813
	Spectrum Brands, Inc.,
29	6.125%, 12/15/24 (e)	31
500	6.625%, 11/15/22	536
250	6.750%, 03/15/20	263
	Sprint Capital Corp.,
75	6.875%, 11/15/28	68
895	8.750%, 03/15/32	913
	Sprint Communications, Inc.,
1,030	7.000%, 03/01/20 (e)	1,137
352	7.000%, 08/15/20	359
	Sprint Corp.,
417	7.125%, 06/15/24	403
22	7.250%, 09/15/21	22
404	7.625%, 02/15/25	396
3,939	7.875%, 09/15/23	4,006
210	Standard Pacific Corp., 8.375%, 01/15/21	246
246	Station Casinos LLC, 7.500%, 03/01/21	262
	Steel Dynamics, Inc.,
15	5.125%, 10/01/21	15
190	5.500%, 10/01/24	196
250	6.375%, 08/15/22	268
200	Stone Energy Corp., 7.500%, 11/15/22	185
20	SunGard Data Systems, Inc., 6.625%, 11/01/19	21
505	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	495
300	SUPERVALU, Inc., 7.750%, 11/15/22	322
145	Synchrony Financial, 3.750%, 08/15/21	149
110	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	97
500	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	504
133	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	135
600	Tempur Sealy International, Inc., 6.875%, 12/15/20	641
	Tenet Healthcare Corp.,
300	4.500%, 04/01/21	297
500	4.750%, 06/01/20	509
200	6.000%, 10/01/20	214
200	6.750%, 02/01/20	210
1,050	8.000%, 08/01/20	1,097
2,100	8.125%, 04/01/22	2,289
207	Tenneco, Inc., 5.375%, 12/15/24	215
1,100	Terex Corp., 6.000%, 05/15/21	1,119
65	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	67
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
156	5.500%, 10/15/19 (e)	165
150	6.250%, 10/15/22 (e)	159
149	Time Warner Cable, Inc., 7.300%, 07/01/38	174
1,335	Time Warner, Inc., 4.650%, 06/01/44	1,303
	T-Mobile USA, Inc.,
4	5.250%, 09/01/18	4
21	6.000%, 03/01/23	22
5	6.125%, 01/15/22	5
400	6.250%, 04/01/21	422
661	6.375%, 03/01/25	690
203	6.464%, 04/28/19	210

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
327	6.625%, 04/01/23	344
1,265	6.633%, 04/28/21	1,349
798	6.731%, 04/28/22	850
203	6.836%, 04/28/23	216
100	Tops Holding LLC/Tops Markets LLC, 8.875%, 12/15/17	105
50	Tronox Finance LLC, 6.375%, 08/15/20	48
725	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	754
1,010	U.S. Bank N.A., 2.800%, 01/27/25	994
85	U.S. Concrete, Inc., 8.500%, 12/01/18	90
200	UCI International, Inc., 8.625%, 02/15/19	180
225	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	229
350	Unit Corp., 6.625%, 05/15/21	341
	United Rentals North America, Inc.,
250	4.625%, 07/15/23	250
385	5.500%, 07/15/25	384
1,600	6.125%, 06/15/23	1,672
1,650	7.625%, 04/15/22	1,802
115	8.250%, 02/01/21	124
355	United Surgical Partners International, Inc., 9.000%, 04/01/20	381
	Universal Health Services, Inc.,
34	3.750%, 08/01/19 (e)	35
47	4.750%, 08/01/22 (e)	49
	Univision Communications, Inc.,
100	5.125%, 05/15/23 (e)	100
200	6.750%, 09/15/22 (e)	217
171	USG Corp., 5.500%, 03/01/25 (e)	177
375	USI, Inc., 7.750%, 01/15/21 (e)	383
	VeriSign, Inc.,
67	4.625%, 05/01/23	66
39	5.250%, 04/01/25 (e)	40
	Verizon Communications, Inc.,
2,000	3.500%, 11/01/24	2,004
1,523	3.850%, 11/01/42	1,302
600	4.862%, 08/21/46	579
153	Vulcan Materials Co., 4.500%, 04/01/25	155
123	VWR Funding, Inc., 7.250%, 09/15/17	128
	Walgreens Boots Alliance, Inc.,
1,000	2.700%, 11/18/19	1,015
200	4.800%, 11/18/44	198
1,440	Wal-Mart Stores, Inc., 4.300%, 04/22/44	1,494
25	WCI Communities, Inc., 6.875%, 08/15/21	26
2,530	Wells Fargo & Co., 3.000%, 02/19/25	2,477
357	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	372
250	Whiting Petroleum Corp., 5.750%, 03/15/21	254
180	Williams Cos., Inc. (The), 5.750%, 06/24/44	183
	Williams Partners LP,
1,355	3.600%, 03/15/22	1,347
550	5.100%, 09/15/45	520
	Windstream Services LLC,
115	7.500%, 06/01/22	105
1,479	7.500%, 04/01/23	1,327
25	7.750%, 10/15/20	26
1,995	7.750%, 10/01/21	1,885
165	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	176
	WMG Acquisition Corp.,
390	5.625%, 04/15/22 (e)	398
200	6.750%, 04/15/22 (e)	194
670	WPX Energy, Inc., 6.000%, 01/15/22	675
1,415	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	1,415
	Zayo Group LLC/Zayo Capital, Inc.,
970	6.000%, 04/01/23 (e)	977
100	6.375%, 05/15/25 (e)	100
230	10.125%, 07/01/20	260
1,170	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	1,269
	ZF North America Capital, Inc.,
222	4.000%, 04/29/20 (e)	226
167	4.500%, 04/29/22 (e)	170
244	4.750%, 04/29/25 (e)	244

		288,198

	Total Corporate Bonds (Cost $555,633)	545,752

Foreign Government Securities — 16.3%
	Argentina — 0.8%
3,500	Provincia de Buenos Aires, 8.950%, 02/19/21 (e) (m)	3,657
4,800	Republic of Argentina, 7.000%, 10/03/15 (m)	4,774

		8,431

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Brazil — 0.4%
BRL 14,300	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/18 (m)	4,410

	Colombia — 0.4%
COP 8,200,000	Republic of Colombia, 9.850%, 06/28/27 (m)	4,056

	Costa Rica — 0.2%
2,500	Republic of Costa Rica, Reg. S, 4.375%, 04/30/25 (m)	2,284

	Dominican Republic — 0.4%
	Government of Dominican Republic,
2,800	5.500%, 01/27/25 (e) (m)	2,849
1,480	6.850%, 01/27/45 (e) (m)	1,536

		4,385

	Ecuador — 0.4%
4,150	Republic of Ecuador, 10.500%, 03/24/20 (e) (m)	4,358

	Hungary — 1.9%
	Republic of Hungary,
HUF 1,895,000	3.000%, 06/26/24 (m)	6,472
HUF 3,126,900	5.500%, 06/24/25 (m)	12,995

		19,467

	Indonesia — 0.2%
2,400	Republic of Indonesia, Reg. S, 3.375%, 04/15/23 (m)	2,313

	Italy — 1.7%
	Italy Buoni Poliennali Del Tesoro,
EUR 7,510	4.500%, 03/01/24 (m)	10,073
EUR 4,690	4.750%, 09/01/44 (e) (m)	7,074

		17,147

	Ivory Coast — 0.2%
1,900	Republic of Ivory Coast, 6.375%, 03/03/28 (e) (m)	1,886

	Mexico — 1.9%
	United Mexican States,
MXN 35,593	Series M 10, 7.750%, 12/14/17 (m)	2,498
MXN 201,750	Series M 20, 10.000%, 12/05/24 (m)	16,920

		19,418

	Morocco — 0.2%
1,800	Kingdom of Morocco, Reg. S, 4.250%, 12/11/22 (m)	1,868

	Pakistan — 0.2%
2,300	Republic of Pakistan, Reg. S, 7.250%, 04/15/19 (m)	2,403

	Portugal — 0.5%
EUR 4,153	Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25 (e) (m)	4,685

	Russia — 0.5%
RUB 285,000	Russian Federation, 6.700%, 05/15/19 (m)	4,756

	South Africa — 1.4%
	Republic of South Africa,
ZAR 87,430	8.750%, 02/28/48 (m)	7,105
ZAR 72,000	10.500%, 12/21/26	6,955

		14,060

	Spain — 2.8%
	Spain Government Bond,
EUR 16,935	3.800%, 04/30/24 (e) (m)	21,699
EUR 4,420	5.150%, 10/31/44 (e) (m)	7,046

		28,745

	Sri Lanka — 0.5%
5,100	Republic of Sri Lanka, 6.125%, 06/03/25 (e)	5,100

	United Arab Emirates — 0.2%
1,500	Government of Dubai, Reg. S, 5.250%, 01/30/43 (m)	1,406

	United Kingdom — 1.5%
GBP 9,781	United Kingdom Gilt, 4.750%, 09/07/15 (m)	15,118

	Total Foreign Government Securities (Cost $173,817)	166,296

Loan Assignments — 4.3%
	Canada — 0.2%
284	Concordia Healthcare Corp., Initial Term Loan, VAR, 4.750%, 04/21/22	286
199	Garda World Security Corp., Term B Loan, VAR, 4.000%, 11/06/20 ^	199
149	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	146
440	Mitel Networks Corp., Term Loan 2015, VAR, 5.000%, 04/29/22	443

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Canada –– continued
450	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 4.000%, 04/01/22	451

		1,525

	Luxembourg — 0.0% (g)
240	Auris Luxembourg II S.A., Facility B-2, VAR, 5.500%, 01/17/22	240

	Singapore — 0.0% (g)
432	Avago Technologies Ltd., Term Loan, VAR, 3.750%, 05/06/21	433

	United Kingdom — 0.1%
847	Virgin Media Investments Holdings Ltd., Term Loan F, VAR, 3.500%, 06/30/23 ^	845

	United States — 4.0%
60	Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22	60
249	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	250
200	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	201
250	Alliant Holdings I, Inc., Initial Term Loan, VAR, 5.000%, 12/20/19	252
795	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	803
30	Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21	30
721	Arizona Chemical U.S., Inc., 1st Lien Initial Term Loan B, VAR, 4.500%, 06/11/21	721
5	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	5
737	Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 4.685%, 10/26/17	734
74	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	74
933	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	932
205	Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21	205
380	Blue Coat Systems, Inc., Term Loan, VAR, 4.500%, 05/15/22 ^	380
1,000	Calpine Corp., Term Loan, VAR, 0.000%, 05/22/22 ^	997
1,447	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19 ^	1,453
249	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	249
499	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	499
451	CHS/Community Health Systems, Inc., Incremental 2021 Term Loan H, VAR, 4.000%, 01/27/21	452
198	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	198
299	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	299
477	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	477
214	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	214
50	DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.500%, 06/24/21	50
980	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	981
350	Delta 2 Sarl, Facility B-3, VAR, 4.750%, 07/30/21	350
124	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	124
95	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	96
319	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	287
173	Duff & Phelps Corp., Delayed Draw Term B-1 Loan, VAR, 4.500%, 04/23/20	173
173	Duff & Phelps Corp., Initial Term Loan B-1, VAR, 4.500%, 04/23/20	174
497	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	499
18	EFS Cogen Holdings LLC, Term B Advance, VAR, 3.750%, 12/17/20	18
468	Emdeon, Inc., Term B-3 Loan, VAR, 3.750%, 11/02/18	468
510	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	512
177	Entegris, Inc., Tranche B Term Loan, VAR, 3.500%, 04/30/21	177
100	EWT Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	99
200	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	163
960	Filtration Group Corp., 1st Lien Term Loan, VAR, 4.250%, 11/20/20 ^	962

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
300	First Data Corp., 2018 Dollar Term Loan, VAR, 3.685%, 03/23/18	300
500	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.185%, 03/24/21	501
846	FMG Resources Pty, Ltd., Term Loan B, VAR, 3.750%, 06/30/19	765
496	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	498
449	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	438
368	Go Daddy Operating Co., Initial Term Loan, VAR, 4.750%, 05/13/21	369
115	H.J. Heinz Co., Term B-2 Loan, VAR, 3.250%, 06/05/20	115
87	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	88
48	HD Supply, Inc., Term Loan, VAR, 4.000%, 06/28/18	48
249	Hearthside Group Holdings, Term Loan, VAR, 4.500%, 06/02/21	249
350	Horizon Pharma Financing, Inc., 2015 Term Loan, VAR, 4.500%, 04/29/21	352
373	Hostess Brands LLC, Term B Loan, VAR, 6.750%, 04/09/20	378
497	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	496
379	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	374
1,121	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	1,124
550	iHeartCommunications, Inc., Term Loan D, VAR, 6.935%, 01/30/19	514
24	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.685%, 07/30/19	22
500	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18 ^	500
298	Intrawest Operations Group, Initia Term Loan, VAR, 4.750%, 12/09/20	300
1,143	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18 ^	1,145
496	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	495
167	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	167
40	Mallinckrodt International Finance, Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	40
100	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	100
82	McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	82
638	Media General, Inc., Term B Loan, VAR, 4.250%, 07/31/20	641
500	MGM Resorts International, Term B Loan, VAR, 3.500%, 12/20/19 ^	499
362	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21	361
749	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	750
468	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	468
71	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21	71
100	New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	100
236	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	236
31	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	32
40	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	39
492	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	493
249	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	215
291	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	293
497	Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19	497
398	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	355
257	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	258
343	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 6.250%, 09/29/20	344
196	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	195
48	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	47
119	Quikrete Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/28/20	119
22	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	22

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
500	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	501
1,811	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	1,784
544	Sage Products Holdings III LLC, Term Loan, VAR, 5.000%, 12/13/19	544
1,420	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20 ^	1,425
199	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	163
496	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	492
119	Sedgwick Claims Management Services, Inc., 1st Lien Initial Term Loan, VAR, 3.750%, 03/01/21	118
597	Seventy Seven Operating LLC, Term Loan, VAR, 3.750%, 06/25/21	560
48	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	40
198	Staples, Inc., Term Loan, 0.000%, 04/21/21 ^	199
413	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22	414
669	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	670
500	SunGard Data Systems, Inc., Tranche E Term Loan, VAR, 4.000%, 03/08/20	501
299	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	300
250	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	250
250	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.668%, 10/10/17 (d)	152
125	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.668%, 10/10/16 (d)	75
731	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	731
735	TWCC Holding Corp., Term Loan, VAR, 3.500%, 02/13/17	732
472	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	471
297	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20	297
63	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	63
124	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	122
49	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	49
99	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	99
385	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	390

		41,255

	Total Loan Assignments (Cost 44,389)	44,298

Preferred Securities — 4.5% (x)
	Denmark — 0.2%
	Danske Bank A/S,
EUR 950	VAR, 4.878%, 05/15/17	1,101
EUR 420	VAR, 5.750%, 04/06/20	472

		1,573

	France — 0.6%
EUR 550	BNP Paribas S.A., Reg. S, VAR, 7.781%, 07/02/18	706
EUR 550	BPCE S.A., VAR, 6.117%, 10/30/17	661
GBP 450	Credit Agricole S.A., VAR, 8.125%, 10/26/19	791
	Orange S.A.,
EUR 700	VAR, 4.250%, 02/07/20	818
EUR 200	VAR, 5.250%, 02/07/24	244
EUR 2,550	TOTAL S.A., VAR, 2.625%, 02/26/25	2,783

		6,003

	Germany — 0.0% (g)
EUR 300	Allianz SE, VAR, 4.750%, 10/24/23	370

	Italy — 0.2%
EUR 1,400	Intesa Sanpaolo S.p.A., VAR, 8.375%, 10/14/19	1,859

	Netherlands — 0.2%
EUR 729	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VAR, 5.500%, 06/29/20	829
	Telefonica Europe B.V.,
EUR 400	VAR, 4.200%, 12/04/19	457
EUR 100	VAR, 5.875%, 03/31/24	123
EUR 700	VAR, 6.500%, 09/18/18	857
EUR 100	VAR, 7.625%, 09/18/21	132

		2,398

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	Spain — 0.2%
	Banco Bilbao Vizcaya Argentaria S.A.,
EUR 800	Reg. S, VAR, 7.000%, 02/19/19	896
1,400	VAR, 9.000%, 05/09/18	1,522

		2,418

	Sweden — 0.3%
	Skandinaviska Enskilda Banken AB,
700	VAR, 5.750%, 05/13/20	700
EUR 700	VAR, 7.092%, 12/21/17	876
700	Svenska Handelsbanken AB, VAR, 5.250%, 03/01/21	691
600	Swedbank AB, VAR, 5.500%, 03/17/20	600

		2,867

	Switzerland — 0.3%
1,190	Credit Suisse Group AG, VAR, 6.250%, 12/18/24 (e)	1,168
	UBS Group AG,
EUR 1,025	VAR, 5.750%, 02/19/22	1,162
723	VAR, 7.125%, 02/19/20	757

		3,087

	United Kingdom — 0.9%
GBP 580	HBOS Capital Funding LP, VAR, 6.461%, 11/30/18	953
	HSBC Holdings plc,
1,505	VAR, 6.375%, 09/17/24	1,547
1,010	VAR, 6.375%, 03/30/25	1,030
GBP 1,000	Legal & General Group plc, VAR, 6.385%, 05/02/17	1,616
1,762	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	1,874
GBP 550	Nationwide Building Society, VAR, 6.875%, 06/20/19	849
GBP 638	Standard Life plc, VAR, 6.750%, 07/12/27	1,136

		9,005

	United States — 1.6%
	Bank of America Corp.,
4,185	Series AA, VAR, 6.100%, 03/17/25	4,225
50	Series K, VAR, 8.000%, 01/30/18	53
2,425	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	2,428
	Citigroup, Inc.,
40	VAR, 5.950%, 01/30/23	40
3,745	Series O, VAR, 5.875%, 03/27/20	3,773
	Goldman Sachs Group, Inc. (The),
225	Series L, VAR, 5.700%, 05/10/19	227
1,630	Series M, VAR, 5.375%, 05/10/20	1,626
1,409	Morgan Stanley, VAR, 5.550%, 07/15/20	1,414
1,350	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	1,364
1,265	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,330

		16,480

	Total Preferred Securities (Cost $47,238)	46,060

SHARES
Preferred Stocks — 0.1%
	Cayman Islands — 0.0% (g)
— (h)	XLIT Ltd., Series D, VAR, 3.395%, 06/29/15 ($1,000 par value) @	49

	United Kingdom — 0.0% (g)
— (h)	Royal Bank of Scotland Group plc, 6.350%, 06/29/15 ($25 par value) @	2
— (h)	Royal Bank of Scotland Group plc, 6.400%, 06/29/15 ($25 par value) @	9

		11

	United States — 0.1%
1	Ally Financial, Inc., Series G, 7.000%, 06/29/15 (e) @	547

	Total Preferred Stocks (Cost $603)	607

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.0% (g)
280	U.S. Treasury Bond, 3.125%, 08/15/44 (m) (Cost $321)	295

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 1.2%
	Investment Company — 1.2%
12,079	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m)
	(Cost $12,079)	12,079

	Total Investments — 98.5% (Cost $1,022,859)	1,005,637
	Other Assets in Excess of Liabilities — 1.5% (c)	15,480

	NET ASSETS — 100.0%	$1,021,117

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
323	10 Year Australian Government Bond	06/15/15	31,732	347
	Short Futures Outstanding
(67)	Euro Bund	06/08/15	(11,437)	33
(13)	Euro-Buxl 30-Year Bond	06/08/15	(2,313)	58
(218)	10 Year U.S. Treasury Note	09/21/15	(27,836)	(124)
(12)	U.S. Long Bond	09/21/15	(1,868)	(12)
(12)	U.S. Ultra Bond	09/21/15	(1,923)	(19)
(19)	Long Gilt	09/28/15	(3,421)	(37)
(2)	Short Gilt	09/28/15	(320)	— (h)
(125)	2 Year U.S. Treasury Note	09/30/15	(27,357)	(37)
(787)	5 Year U.S. Treasury Note	09/30/15	(94,225)	(289)
(1,129)	90 Day Sterling	09/21/16	(213,431)	153

				73

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,985	AUD	Westpac Banking Corp.	06/15/15	8,725	8,393	(332)

503	EUR	Citibank, N.A.	06/15/15	567	553	(14)
5,069	EUR	Deutsche Bank AG	06/15/15	5,713	5,569	(144)
1,767	EUR	Goldman Sachs International	06/15/15	1,977	1,941	(36)
2,252	EUR	HSBC Bank, N.A.	06/15/15	2,532	2,474	(58)
199	EUR	Royal Bank of Canada	06/15/15	227	219	(8)

				19,741	19,149	(592)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,985	AUD	Royal Bank of Canada	06/15/15	8,704	8,393	311

14,008	BRL	Goldman Sachs International†	06/15/15	4,533	4,377	156

11,245,951	COP	Standard Chartered Bank†	06/16/15	4,568	4,438	130

5,446	EUR	Australia and New Zealand Banking Group Limited	06/15/15	6,204	5,983	221
1,665	EUR	Barclays Bank plc	06/15/15	1,872	1,829	43
3,743	EUR	BNP Paribas	06/15/15	4,132	4,112	20
111,346	EUR	Citibank, N.A.	06/15/15	125,370	122,312	3,058
4,921	EUR	Credit Suisse International	06/15/15	5,497	5,405	92
11,186	EUR	Deutsche Bank AG	06/15/15	12,494	12,287	207
161	EUR	HSBC Bank, N.A.	06/15/15	179	176	3
45,873	EUR	Royal Bank of Canada	06/15/15	52,191	50,390	1,801
245	EUR	State Street Corp.	06/15/15	274	270	4

10,199	GBP	BNP Paribas	06/15/15	15,541	15,586	(45)
110	GBP	Credit Suisse International	06/15/15	170	168	2
18,487	GBP	Goldman Sachs International	06/15/15	28,916	28,254	662
599	GBP	HSBC Bank, N.A.	06/15/15	923	916	7

338,664	HUF	Deutsche Bank AG	06/15/15	1,196	1,203	(7)
791,100	HUF	Goldman Sachs International	06/15/15	2,787	2,809	(22)
226,269	HUF	Merrill Lynch International	06/15/15	799	804	(5)
3,782,061	HUF	Royal Bank of Canada	06/15/15	13,972	13,431	541
472,663	HUF	State Street Corp.	06/15/15	1,712	1,679	33

1,093,194	JPY	Societe Generale	06/15/15	9,174	8,809	365

52,185	MXN	BNP Paribas	06/15/15	3,378	3,386	(8)
21,161	MXN	Citibank, N.A.	06/15/15	1,379	1,373	6
18,725	MXN	Goldman Sachs International	06/15/15	1,230	1,215	15

255,624	RUB	Goldman Sachs International†	06/15/15	4,794	4,855	(61)

164,770	ZAR	BNP Paribas	06/15/15	13,525	13,537	(12)
19,150	ZAR	Goldman Sachs International	06/15/15	1,600	1,573	27

				327,114	319,570	7,544

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
ZAR	—	South African Rand
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.
†	—	Non-deliverable forward.
^	—	All or a portion of the security is unsettled as of May 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	8,941
Aggregate gross unrealized depreciation	(26,163)

Net unrealized appreciation/depreciation	(17,222)

Federal income tax cost of investments	1,022,859

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$3,698	$250	$3,948
Ireland	—	—	785	785
Italy	—	80	—	80
United States	—	2,596	40,210	42,806

Total Asset-Backed Securities	—	6,374	41,245	47,619

Collateralized Mortgage Obligations
Agency CMO
United States	$—	$23,199	$—	$23,199
Non-Agency CMO
Italy	—	—	128	128
Spain	—	136	—	136
United States	—	29,518	70	29,588

Total Collateralized Mortgage Obligations	—	52,853	198	53,051

Commercial Mortgage-Backed Securities
Cayman Islands	—	255	111	366
United States	—	39,208	24,899	64,107

Total Commercial Mortgage-Backed Securities	—	39,463	25,010	64,473

Convertible Bonds
Netherlands	—	1,977	—	1,977
United Kingdom	—	206	—	206
United States	—	22,924	—	22,924

Total Convertible Bonds	—	25,107	—	25,107

Corporate Bonds
Argentina	—	3,754	—	3,754
Australia	—	221	—	221
Austria	—	304	—	304
Bahamas	—	124	—	124
Belgium	—	1,767	—	1,767
Bermuda	—	1,197	—	1,197
Canada	—	17,750	—	17,750
Cayman Islands	—	9,851	—	9,851
Chile	—	12,039	—	12,039
Croatia	—	1,936	—	1,936
Denmark	—	317	—	317
France	—	20,671	—	20,671
Germany	—	16,671	—	16,671
Hong Kong	—	4,835	—	4,835
India	—	3,820	—	3,820
Ireland	—	8,132	—	8,132
Italy	—	12,285	—	12,285
Japan	—	206	—	206
Luxembourg	—	38,065	—	38,065
Mexico	—	5,397	—	5,397
Morocco	—	3,694	—	3,694
Netherlands	—	21,026	—	21,026
Norway	—	2,367	—	2,367
Peru	—	995	—	995
Singapore	—	210	—	210
South Korea	—	3,905	—	3,905
Spain	—	2,759	—	2,759
Sweden	—	3,126	—	3,126
Switzerland	—	7,872	—	7,872
Turkey	—	5,750	—	5,750
United Arab Emirates	—	879	—	879
United Kingdom	—	45,629	—	45,629

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

United States	—	286,190	2,008	288,198

Total Corporate Bonds	—	543,744	2,008	545,752

Foreign Government Securities	—	166,296	—	166,296
Preferred Securities
Denmark	—	1,573	—	1,573
France	—	6,003	—	6,003
Germany	—	370	—	370
Italy	—	1,859	—	1,859
Netherlands	—	2,398	—	2,398
Spain	—	2,418	—	2,418
Sweden	—	2,867	—	2,867
Switzerland	—	3,087	—	3,087
United Kingdom	—	9,005	—	9,005
United States	—	16,480	—	16,480

Total Preferred Securities	—	46,060	—	46,060

Preferred Stocks
Cayman Islands	49	—	—	49
United Kingdom	11	—	—	11
United States	547	—	—	547

Total Preferred Stocks	607	—	—	607

Loan Assignments
Canada	—	1,525	—	1,525
Luxembourg	—	240	—	240
Singapore	—	433	—	433
United Kingdom	—	845	—	845
United States	—	41,255	—	41,255

Total Loan Assignments	—	44,298	—	44,298

U.S. Treasury Obligation	—	295	—	295
Short-Term Investment
Investment Company	12,079	—	—	12,079

Total Investments in Securities	$12,686	$924,490	$68,461	$1,005,637

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,704	$—	$7,704
Futures Contracts	591	—	—	591

Total Appreciation in Other Financial Instruments	$591	$7,704	$—	$8,295

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(752)	$—	$(752)
Futures Contracts	(518)	—	—	(518)

Total Depreciation in Other Financial Instruments	$(518)	$(752)	$—	$(1,270)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Global Bond Opportunities	Balance as of August 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Asset-Backed Securities - Cayman Islands	$250	$—	$—	$—	$—	$—	$—	$—	$250
Asset-Backed Securities - Ireland	—	—	—	—	785	—	—	—	785
Asset-Backed Securities - United States	8,916	(5,022)	83	29	40,806	(4,602)	—	—	40,210
Collateralized Mortgage Obligations - Non-Agency CMO - Italy	149	—	(22)	1	—	—	—	—	128
Collateralized Mortgage Obligations - Non-Agency CMO - United States	101	(91)	(1)	—	91	(30)	—	—	70
Commercial Mortgage-Backed Securities - Cayman Islands	112		(1)	—	—	—	—	—	111
Commercial Mortgage-Backed Securities - United States	1,488	—	69	1	23,822	—	—	(481)	24,899
Corporate Bond - United States	160	—	(20)	(2)	1,888	(24)	6	—	2,008

	$11,176	$(5,113)	$108	$29	$67,392	$(4,656)	$6	$(481)	$68,461

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $108,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$34,202	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.00% (1.99%)
			Constant Default Rate	0.00% - 35.00% (11.73%)
			Yield (Discount Rate of Cash Flows)	2.46% - 6.19% (4.16%)

Asset-Backed Securities	34,202

	198	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 3.20% (2.07%)
			Constant Default Rate	0.50% - 50.00% (18.03%)
			Yield (Discount Rate of Cash Flows)	0.93% - 3.82% (1.96)

Collateralized Mortgage Obligations	198

	22,829	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.63% - 13.09% (4.84%)

Commercial Mortgage-Backed Securities	22,829

Total	$57,229

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $11,232,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 30, 2015